UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-09877
Investment Company Act File Number

Calvert Responsible Index Series, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

September 30
Date of Fiscal Year End

June 30, 2018
Date of Reporting Period

Item 1. Schedule of Investments

Calvert US Large-Cap Core Responsible Index Fund
Calvert US Large-Cap Growth Responsible Index Fund
Calvert US Large-Cap Value Responsible Index Fund
Calvert US Mid-Cap Core Responsible Index Fund
Calvert International Responsible Index Fund

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.3%
Aerospace & Defense - 0.6%
Harris Corp.	14,509	2,097,131
HEICO Corp.	10,403	758,654
Hexcel Corp.	10,718	711,461
Rockwell Collins, Inc.	20,138	2,712,186
		6,279,432

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	9,893	827,648
Expeditors International of Washington, Inc.	11,931	872,156
United Parcel Service, Inc., Class B	53,755	5,710,394
		7,410,198

Airlines - 0.7%
Alaska Air Group, Inc.	8,079	487,891
American Airlines Group, Inc. (1)	34,294	1,301,800
Delta Air Lines, Inc.	50,359	2,494,785
JetBlue Airways Corp. (2)	24,515	465,295
Southwest Airlines Co.	40,889	2,080,432
United Continental Holdings, Inc. (2)	18,528	1,291,957
		8,122,160

Auto Components - 0.4%
Adient plc (1)	6,880	338,427
Aptiv plc	18,493	1,694,514
Autoliv, Inc. (1)	6,090	872,210
BorgWarner, Inc.	14,560	628,410
Gentex Corp.	20,323	467,835
Lear Corp.	4,529	841,534
Visteon Corp. (2)	1,681	217,252
		5,060,182

Automobiles - 0.6%
Ford Motor Co.	271,264	3,002,892
Harley-Davidson, Inc.	10,657	448,447
Tesla, Inc. (1)(2)	8,116	2,783,382
Thor Industries, Inc.	3,603	350,896
		6,585,617

Banks - 6.7%
Associated Banc-Corp.	11,694	319,246
Bank of America Corp.	495,332	13,963,409
Bank of Hawaii Corp. (1)	2,336	194,869
Bank OZK	7,290	328,342
BankUnited, Inc.	9,834	401,719

BB&T Corp.	49,414	2,492,442
BOK Financial Corp.	1,110	104,351
Cathay General Bancorp	5,554	224,881
Chemical Financial Corp.	2,906	161,777
CIT Group, Inc.	8,792	443,205
Citigroup, Inc.	137,645	9,211,203
Citizens Financial Group, Inc.	31,065	1,208,428
Columbia Banking System, Inc.	4,206	172,025
Comerica, Inc.	11,001	1,000,211
Commerce Bancshares, Inc.	7,073	457,694
Cullen/Frost Bankers, Inc.	3,294	356,543
East West Bancorp, Inc.	8,601	560,785
Fifth Third Bancorp	44,341	1,272,587
First Citizens BancShares, Inc., Class A	451	181,888
First Financial Bankshares, Inc. (1)	3,264	166,138
First Hawaiian, Inc.	6,742	195,653
First Horizon National Corp.	17,123	305,474
First Republic Bank	10,381	1,004,777
FNB Corp.	12,899	173,105
Glacier Bancorp, Inc.	4,641	179,514
Hancock Whitney Corp.	4,887	227,978
Home BancShares, Inc.	11,245	253,687
Huntington Bancshares, Inc.	64,747	955,666
IBERIABANK Corp.	3,586	271,819
Investors Bancorp, Inc.	19,723	252,257
JPMorgan Chase & Co.	162,009	16,881,338
KeyCorp	64,402	1,258,415
M&T Bank Corp.	8,890	1,512,633
MB Financial, Inc.	3,928	183,438
PacWest Bancorp	7,891	389,973
People's United Financial, Inc.	20,715	374,734
Pinnacle Financial Partners, Inc.	3,239	198,713
PNC Financial Services Group, Inc. (The)	29,895	4,038,814
Popular, Inc.	5,465	247,073
Prosperity Bancshares, Inc.	3,886	265,647
Regions Financial Corp.	71,502	1,271,305
Signature Bank (2)	2,741	350,519
South State Corp.	2,063	177,934
Sterling Bancorp	16,872	396,492
SunTrust Banks, Inc.	29,289	1,933,660
SVB Financial Group (2)	3,257	940,491
Synovus Financial Corp.	6,505	343,659
TCF Financial Corp.	10,164	250,238
Texas Capital Bancshares, Inc. (2)	3,496	319,884
U.S. Bancorp	103,791	5,191,626
UMB Financial Corp.	2,437	185,772
Umpqua Holdings Corp.	15,457	349,174
United Bankshares, Inc. (1)	6,728	244,899
Valley National Bancorp (1)	16,350	198,816
Webster Financial Corp.	5,017	319,583
Western Alliance Bancorp (2)	6,919	391,685

Wintrust Financial Corp.	3,233	281,433
Zions Bancorporation	12,098	637,444
		76,177,065

Beverages - 1.7%
Coca-Cola Co. (The)	203,849	8,940,817
Dr Pepper Snapple Group, Inc.	16,292	1,987,624
PepsiCo, Inc.	79,191	8,621,524
		19,549,965

Biotechnology - 4.1%
AbbVie, Inc.	89,013	8,247,054
Agios Pharmaceuticals, Inc. (1)(2)	3,276	275,938
Alexion Pharmaceuticals, Inc. (2)	15,561	1,931,898
Alkermes plc (1)(2)	11,563	475,933
Alnylam Pharmaceuticals, Inc. (2)	6,660	655,943
Amgen, Inc.	38,191	7,049,677
Amicus Therapeutics, Inc. (1)(2)	15,846	247,515
Array BioPharma, Inc. (2)	14,894	249,921
Biogen, Inc. (2)	14,509	4,211,092
BioMarin Pharmaceutical, Inc. (1)(2)	12,577	1,184,753
Bluebird Bio, Inc. (1)(2)	3,656	573,809
Blueprint Medicines Corp. (2)	3,587	227,703
Celgene Corp. (2)	53,152	4,221,332
Exact Sciences Corp. (1)(2)	8,218	491,354
Exelixis, Inc. (2)	21,415	460,851
FibroGen, Inc. (1)(2)	5,343	334,472
Foundation Medicine, Inc. (1)(2)	1,115	152,421
Gilead Sciences, Inc.	78,169	5,537,492
Immunomedics, Inc. (1)(2)	7,735	183,087
Incyte Corp. (1)(2)	15,424	1,033,408
Ionis Pharmaceuticals, Inc. (1)(2)	9,034	376,447
Ligand Pharmaceuticals, Inc. (1)(2)	1,533	317,592
Loxo Oncology, Inc. (1)(2)	1,630	282,772
Neurocrine Biosciences, Inc. (2)	6,618	650,152
Regeneron Pharmaceuticals, Inc. (2)	5,876	2,027,161
Sage Therapeutics, Inc. (2)	3,487	545,820
Sarepta Therapeutics, Inc. (1)(2)	4,746	627,326
Seattle Genetics, Inc. (1)(2)	7,764	515,452
Ultragenyx Pharmaceutical, Inc. (1)(2)	3,341	256,823
United Therapeutics Corp. (2)	3,177	359,478
Vertex Pharmaceuticals, Inc. (2)	19,175	3,258,983
		46,963,659

Building Products - 0.6%
Allegion plc	11,530	891,961
Armstrong World Industries, Inc. (2)	2,659	168,049
Fortune Brands Home & Security, Inc.	9,330	500,928
Johnson Controls International plc	90,155	3,015,685
Masco Corp.	17,068	638,684
Owens Corning	14,819	939,080

Trex Co., Inc. (2)	2,934	183,639
USG Corp. (2)	9,067	390,969
		6,728,995

Capital Markets - 4.3%
Affiliated Managers Group, Inc.	3,442	511,722
Ameriprise Financial, Inc.	8,598	1,202,688
Ares Capital Corp.	29,493	485,160
Bank of New York Mellon Corp. (The)	62,529	3,372,189
BlackRock, Inc.	7,566	3,775,737
Cboe Global Markets, Inc.	7,011	729,635
Charles Schwab Corp. (The)	75,521	3,859,123
CME Group, Inc.	21,028	3,446,910
E*Trade Financial Corp. (2)	16,701	1,021,433
Evercore, Inc., Class A	1,863	196,453
FactSet Research Systems, Inc.	2,539	502,976
Franklin Resources, Inc.	19,539	626,225
Goldman Sachs Group, Inc. (The)	22,103	4,875,259
Houlihan Lokey, Inc.	3,696	189,309
Interactive Brokers Group, Inc., Class A	25,044	1,613,084
Intercontinental Exchange, Inc.	35,225	2,590,799
Invesco Ltd.	27,069	718,953
Legg Mason, Inc.	5,350	185,805
LPL Financial Holdings, Inc.	5,529	362,371
MarketAxess Holdings, Inc.	2,226	440,436
Moelis & Co., Class A	2,940	172,431
Moody's Corp.	10,282	1,753,698
Morgan Stanley	82,142	3,893,531
Morningstar, Inc.	1,011	129,661
MSCI, Inc.	5,513	912,015
Nasdaq, Inc.	7,521	686,442
Northern Trust Corp.	14,054	1,446,016
Raymond James Financial, Inc.	8,191	731,866
S&P Global, Inc.	15,463	3,152,751
SEI Investments Co.	8,468	529,419
State Street Corp.	23,124	2,152,613
Stifel Financial Corp.	3,715	194,109
T. Rowe Price Group, Inc.	14,990	1,740,189
TD Ameritrade Holding Corp.	19,226	1,053,008
Virtu Financial, Inc., Class A	6,090	161,689
		49,415,705

Chemicals - 1.8%
Air Products & Chemicals, Inc.	19,826	3,087,503
Axalta Coating Systems Ltd. (2)	27,402	830,555
Eastman Chemical Co.	17,326	1,731,907
Ecolab, Inc.	16,271	2,283,309
International Flavors & Fragrances, Inc.	9,800	1,214,808
Mosaic Co. (The)	41,966	1,177,146
PPG Industries, Inc.	27,249	2,826,539
Praxair, Inc.	22,985	3,635,078

Sherwin-Williams Co. (The)	7,996	3,258,930
		20,045,775

Commercial Services & Supplies - 0.7%
Cintas Corp.	5,113	946,263
Copart, Inc. (2)	12,151	687,260
Deluxe Corp.	3,061	202,669
KAR Auction Services, Inc.	9,164	502,187
MSA Safety, Inc.	4,046	389,792
Republic Services, Inc.	29,252	1,999,667
UniFirst Corp.	1,332	235,631
Waste Management, Inc.	39,483	3,211,547
		8,175,016

Communications Equipment - 1.4%
Arista Networks, Inc. (2)	2,890	744,146
ARRIS International plc (2)	8,066	197,173
Ciena Corp. (2)	9,677	256,537
Cisco Systems, Inc.	243,111	10,461,066
CommScope Holding Co., Inc. (2)	8,329	243,249
EchoStar Corp., Class A (2)	4,037	179,243
F5 Networks, Inc. (2)	3,762	648,757
Juniper Networks, Inc.	20,576	564,194
Lumentum Holdings, Inc. (1)(2)	3,891	225,289
Motorola Solutions, Inc.	9,065	1,054,894
Palo Alto Networks, Inc. (2)	5,671	1,165,221
ViaSat, Inc. (1)(2)	2,860	187,959
		15,927,728

Construction & Engineering - 0.1%
EMCOR Group, Inc.	7,984	608,221
Quanta Services, Inc. (2)	18,445	616,063
Valmont Industries, Inc.	2,872	432,954
		1,657,238

Consumer Finance - 1.1%
Ally Financial, Inc.	28,196	740,709
American Express Co.	44,952	4,405,296
Capital One Financial Corp.	29,934	2,750,934
Credit Acceptance Corp. (2)	719	254,095
Discover Financial Services	22,069	1,553,878
FirstCash, Inc.	2,896	260,206
Green Dot Corp., Class A (2)	2,389	175,329
OneMain Holdings, Inc. (2)	4,441	147,841
SLM Corp. (2)	23,903	273,689
Synchrony Financial	46,847	1,563,753
		12,125,730

Containers & Packaging - 0.7%
AptarGroup, Inc.	7,273	679,153
Ardagh Group S.A. (1)	20,799	345,679

Avery Dennison Corp.	11,114	1,134,740
Ball Corp.	43,777	1,556,272
Berry Global Group, Inc. (2)	16,151	741,977
Crown Holdings, Inc. (2)	17,290	773,900
Sealed Air Corp. (1)	20,563	872,899
Sonoco Products Co.	10,075	528,938
WestRock Co.	29,636	1,689,845
		8,323,403

Distributors - 0.1%
Genuine Parts Co.	8,236	755,982
LKQ Corp. (2)	16,721	533,400
Pool Corp.	2,496	378,144
		1,667,526

Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (2)	3,235	331,652
Chegg, Inc. (2)	5,984	166,295
Graham Holdings Co., Class B	360	210,996
Grand Canyon Education, Inc. (2)	2,095	233,823
H&R Block, Inc. (1)	16,968	386,531
Service Corp. International	13,074	467,918
ServiceMaster Global Holdings, Inc. (2)	9,293	552,655
Weight Watchers International, Inc. (2)	1,985	200,684
		2,550,554

Diversified Financial Services - 0.0% (3)
Voya Financial, Inc.	11,073	520,431

Diversified Telecommunication Services - 2.2%
AT&T, Inc.	392,107	12,590,556
CenturyLink, Inc. (1)	67,281	1,254,118
Verizon Communications, Inc.	220,912	11,114,082
Zayo Group Holdings, Inc. (2)	13,162	480,150
		25,438,906

Electric Utilities - 0.7%
Alliant Energy Corp.	33,674	1,425,084
Avangrid, Inc.	7,144	378,132
Eversource Energy	44,200	2,590,562
Portland General Electric Co.	12,348	528,000
Xcel Energy, Inc.	65,562	2,994,872
		7,916,650

Electrical Equipment - 1.2%
Acuity Brands, Inc.	5,127	594,065
AMETEK, Inc.	26,898	1,940,960
Eaton Corp. plc	40,436	3,022,187
Emerson Electric Co.	50,406	3,485,071
EnerSys	2,135	159,356
Hubbell, Inc.	6,667	704,969

nVent Electric plc (2)	20,563	516,131
Regal-Beloit Corp.	5,613	459,143
Rockwell Automation, Inc.	15,343	2,550,467
		13,432,349

Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics, Inc. (2)	4,356	327,919
Avnet, Inc.	4,628	198,495
CDW Corp.	8,505	687,119
Coherent, Inc. (2)	1,685	263,568
Corning, Inc.	47,449	1,305,322
Dolby Laboratories, Inc., Class A	6,459	398,456
FLIR Systems, Inc.	6,837	355,319
IPG Photonics Corp. (2)	2,257	497,962
Jabil, Inc.	8,312	229,910
Keysight Technologies, Inc. (2)	22,757	1,343,346
National Instruments Corp.	15,442	648,255
SYNNEX Corp.	1,522	146,888
Tech Data Corp. (2)	2,537	208,338
Trimble, Inc. (2)	30,513	1,002,047
Zebra Technologies Corp., Class A (2)	2,171	310,996
		7,923,940

Energy Equipment & Services - 0.5%
Baker Hughes a GE Co.	99,869	3,298,673
National Oilwell Varco, Inc.	50,121	2,175,251
Weatherford International plc (1)(2)	133,471	439,120
		5,913,044

Food & Staples Retailing - 1.3%
Casey's General Stores, Inc.	2,371	249,145
Costco Wholesale Corp.	25,569	5,343,410
Kroger Co. (The)	65,642	1,867,515
Performance Food Group Co. (2)	8,220	301,674
Sysco Corp.	44,145	3,014,662
US Foods Holding Corp. (2)	18,628	704,511
Walgreens Boots Alliance, Inc.	61,093	3,666,496
		15,147,413

Food Products - 1.9%
Bunge Ltd.	11,487	800,759
Campbell Soup Co. (1)	15,187	615,681
Conagra Brands, Inc.	31,583	1,128,461
Flowers Foods, Inc. (1)	16,301	339,550
General Mills, Inc.	50,701	2,244,026
Hershey Co. (The)	16,573	1,542,283
Hormel Foods Corp. (1)	23,799	885,561
Ingredion, Inc.	5,980	661,986
J. M. Smucker Co. (The)	9,328	1,002,573
Kellogg Co.	23,935	1,672,339
Kraft Heinz Co. (The) (1)	49,492	3,109,087

Lamb Weston Holdings, Inc.	13,587	930,845
Lancaster Colony Corp.	1,222	169,149
McCormick & Co., Inc.	11,103	1,288,947
Mondelez International, Inc., Class A	108,748	4,458,668
Pinnacle Foods, Inc.	9,432	613,646
Post Holdings, Inc. (1)(2)	5,474	470,874
		21,934,435

Gas Utilities - 0.5%
Atmos Energy Corp.	15,931	1,436,020
New Jersey Resources Corp.	13,517	604,886
ONE Gas, Inc.	7,864	587,755
Southwest Gas Holdings, Inc.	6,416	489,348
Spire, Inc.	6,778	478,866
UGI Corp.	22,953	1,195,163
WGL Holdings, Inc.	6,653	590,454
		5,382,492

Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	104,417	6,368,393
ABIOMED, Inc. (2)	2,803	1,146,567
Align Technology, Inc. (2)	5,244	1,794,182
Becton Dickinson and Co.	18,373	4,401,436
Boston Scientific Corp. (2)	94,932	3,104,276
Cantel Medical Corp.	5,483	539,308
Cooper Cos., Inc. (The)	3,448	811,832
Danaher Corp.	43,836	4,325,737
DENTSPLY SIRONA, Inc.	17,048	746,191
DexCom, Inc. (2)	6,416	609,392
Edwards Lifesciences Corp. (2)	14,703	2,140,316
Globus Medical, Inc., Class A (2)	7,568	381,881
Haemonetics Corp. (2)	3,330	298,634
Hill-Rom Holdings, Inc.	4,368	381,501
Hologic, Inc. (2)	20,329	808,078
ICU Medical, Inc. (2)	985	289,245
IDEXX Laboratories, Inc. (2)	5,668	1,235,284
Inogen, Inc. (2)	1,393	259,558
Insulet Corp. (1)(2)	4,717	404,247
Masimo Corp. (2)	3,145	307,109
Neogen Corp. (2)	3,894	312,260
Penumbra, Inc. (2)	2,481	342,750
ResMed, Inc.	10,261	1,062,834
Teleflex, Inc.	3,245	870,341
Varian Medical Systems, Inc. (2)	6,428	730,992
West Pharmaceutical Services, Inc.	5,406	536,762
		34,209,106

Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (1)(2)	6,473	264,810
AmerisourceBergen Corp.	11,157	951,357
Anthem, Inc.	17,683	4,209,085

Cardinal Health, Inc.	22,410	1,094,280
Centene Corp. (2)	13,877	1,709,785
Chemed Corp.	954	307,007
CVS Health Corp.	68,223	4,390,150
DaVita, Inc. (2)	8,566	594,823
Encompass Health Corp.	7,551	511,354
Envision Healthcare Corp. (2)	9,140	402,251
Express Scripts Holding Co. (2)	39,547	3,053,424
HCA Healthcare, Inc.	20,541	2,107,507
HealthEquity, Inc. (2)	3,734	280,423
Henry Schein, Inc. (1)(2)	11,104	806,595
Humana, Inc.	10,045	2,989,693
Laboratory Corp. of America Holdings (2)	7,325	1,315,057
Mednax, Inc. (2)	6,459	279,546
Molina Healthcare, Inc. (2)	4,454	436,225
Premier, Inc., Class A (1)(2)	9,712	353,323
Quest Diagnostics, Inc.	9,149	1,005,841
WellCare Health Plans, Inc. (2)	3,160	778,118
		27,840,654

Health Care Technology - 0.2%
athenahealth, Inc. (2)	2,462	391,803
Cerner Corp. (2)	15,325	916,282
Cotiviti Holdings, Inc. (2)	2,345	103,485
Medidata Solutions, Inc. (1)(2)	4,184	337,063
Teladoc, Inc. (1)(2)	3,106	180,303
Veeva Systems, Inc., Class A (2)	7,484	575,220
		2,504,156

Hotels, Restaurants & Leisure - 1.9%
Aramark	21,189	786,112
Chipotle Mexican Grill, Inc. (2)	2,107	908,897
Choice Hotels International, Inc.	1,815	137,214
Cracker Barrel Old Country Store, Inc. (1)	1,842	287,739
Darden Restaurants, Inc.	10,353	1,108,392
Domino's Pizza, Inc.	3,495	986,184
Dunkin' Brands Group, Inc. (1)	7,171	495,301
Hilton Grand Vacations, Inc. (2)	7,389	256,398
Hilton Worldwide Holdings, Inc.	18,213	1,441,741
Hyatt Hotels Corp., Class A	6,843	527,938
ILG, Inc.	5,179	171,062
Marriott International, Inc., Class A	19,244	2,436,291
Marriott Vacations Worldwide Corp. (1)	1,092	123,352
Planet Fitness, Inc., Class A (2)	6,078	267,067
Royal Caribbean Cruises Ltd.	12,094	1,252,938
Six Flags Entertainment Corp. (1)	4,826	338,061
Starbucks Corp.	90,614	4,426,494
Texas Roadhouse, Inc.	6,052	396,467
Vail Resorts, Inc.	2,205	604,589
Wendy's Co. (The)	15,807	271,564
Wyndham Destinations, Inc.	15,075	667,370

Wyndham Hotels & Resorts, Inc.	5,889	346,450
Yum China Holdings, Inc.	29,590	1,138,031
Yum! Brands, Inc.	26,530	2,075,177
		21,450,829

Household Durables - 0.5%
Leggett & Platt, Inc. (1)	6,719	299,936
Lennar Corp., Class A	41,244	2,165,310
Mohawk Industries, Inc. (2)	3,381	724,447
Newell Brands, Inc. (1)	25,742	663,886
Toll Brothers, Inc.	18,019	666,523
Whirlpool Corp.	4,276	625,280
		5,145,382

Household Products - 1.5%
Church & Dwight Co., Inc.	14,921	793,200
Clorox Co. (The) (1)	7,642	1,033,581
Colgate-Palmolive Co.	52,480	3,401,229
Kimberly-Clark Corp.	20,754	2,186,226
Procter & Gamble Co. (The)	130,209	10,164,115
		17,578,351

Independent Power and Renewable Electricity Producers - 0.0% (3)
NRG Yield, Inc., Class A	20,969	357,521

Industrial Conglomerates - 0.9%
3M Co.	33,701	6,629,661
Carlisle Cos., Inc.	8,060	872,979
Roper Technologies, Inc.	10,462	2,886,570
		10,389,210

Insurance - 3.1%
Aflac, Inc.	47,181	2,029,727
Alleghany Corp.	902	518,623
Allstate Corp. (The)	22,963	2,095,833
American Equity Investment Life Holding Co.	5,051	181,836
American Financial Group, Inc.	5,661	607,595
American International Group, Inc.	56,317	2,985,927
American National Insurance Co.	964	115,285
Arch Capital Group Ltd. (2)	25,113	664,490
Arthur J. Gallagher & Co.	10,472	683,612
Assurant, Inc.	2,336	241,753
Assured Guaranty Ltd.	4,626	165,287
Athene Holding Ltd., Class A (2)	11,062	484,958
Axis Capital Holdings Ltd.	5,009	278,600
Brighthouse Financial, Inc. (2)	6,142	246,110
Brown & Brown, Inc.	11,794	327,048
Cincinnati Financial Corp.	8,700	581,682
CNO Financial Group, Inc.	9,886	188,229
Enstar Group Ltd. (2)	907	188,021
Erie Indemnity Co., Class A	2,468	289,398

Everest Re Group Ltd.	2,612	602,014
Fidelity National Financial, Inc.	17,248	648,870
First American Financial Corp.	6,050	312,906
Hanover Insurance Group, Inc. (The)	2,959	353,778
Hartford Financial Services Group, Inc. (The)	22,337	1,142,091
Kemper Corp.	2,495	188,747
Lincoln National Corp.	15,487	964,066
Marsh & McLennan Cos., Inc.	32,643	2,675,747
MetLife, Inc.	55,221	2,407,635
Old Republic International Corp.	18,018	358,738
Primerica, Inc.	2,558	254,777
Principal Financial Group, Inc.	17,324	917,306
Progressive Corp. (The)	36,948	2,185,474
Prudential Financial, Inc.	25,864	2,418,543
Reinsurance Group of America, Inc.	5,007	668,334
RenaissanceRe Holdings Ltd.	1,777	213,809
Selective Insurance Group, Inc.	4,278	235,290
Torchmark Corp.	7,142	581,430
Travelers Cos., Inc. (The)	17,660	2,160,524
Unum Group	14,368	531,472
Validus Holdings Ltd.	3,652	246,875
White Mountains Insurance Group Ltd.	142	128,739
Willis Towers Watson plc	8,256	1,251,609
XL Group Ltd.	15,399	861,574
		35,184,362

Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc. (2)	18,645	31,692,771
Booking Holdings, Inc. (2)	2,822	5,720,448
Expedia Group, Inc.	7,838	942,049
Qurate Retail, Inc. (2)	24,513	520,166
Shutterfly, Inc. (2)	1,831	164,845
TripAdvisor, Inc. (1)(2)	7,427	413,758
Wayfair, Inc., Class A (1)(2)	4,160	494,042
		39,948,079

Internet Software & Services - 4.1%
2U, Inc. (1)(2)	3,891	325,132
Akamai Technologies, Inc. (2)	9,501	695,758
Alphabet, Inc., Class A (2)	31,302	35,345,905
ANGI Homeservices, Inc., Class A (1)(2)	19,344	297,511
eBay, Inc. (2)	52,452	1,901,910
Etsy, Inc. (2)	7,636	322,163
GoDaddy, Inc., Class A (2)	9,766	689,480
GrubHub, Inc. (2)	5,510	578,054
IAC/InterActiveCorp (2)	4,939	753,148
j2 Global, Inc. (1)	2,902	251,342
LogMeIn, Inc.	2,885	297,876
Match Group, Inc. (1)(2)	12,385	479,795
New Relic, Inc. (2)	2,389	240,309
Nutanix, Inc., Class A (2)	8,967	462,428

Okta, Inc. (2)	5,658	284,993
Trade Desk, Inc. (The), Class A (1)(2)	1,974	185,161
Twilio, Inc., Class A (2)	4,566	255,787
Twitter, Inc. (2)	34,004	1,484,955
VeriSign, Inc. (2)	6,383	877,152
Yelp, Inc. (2)	4,692	183,833
Zillow Group, Inc., Class A (2)	10,165	607,359
		46,520,051

IT Services - 6.0%
Accenture plc, Class A	36,283	5,935,536
Alliance Data Systems Corp.	3,068	715,458
Amdocs Ltd.	8,715	576,846
Automatic Data Processing, Inc.	24,297	3,259,200
Black Knight, Inc. (2)	8,245	441,520
Booz Allen Hamilton Holding Corp.	7,580	331,473
Broadridge Financial Solutions, Inc.	6,498	747,920
Cognizant Technology Solutions Corp., Class A	33,361	2,635,185
Conduent, Inc. (2)	12,877	233,975
CoreLogic, Inc. (2)	4,176	216,734
DXC Technology Co.	17,979	1,449,287
EPAM Systems, Inc. (2)	3,272	406,808
Fidelity National Information Services, Inc.	20,525	2,176,266
First Data Corp., Class A (2)	53,370	1,117,034
Fiserv, Inc. (2)	24,565	1,820,021
Gartner, Inc. (1)(2)	5,857	778,395
Genpact Ltd.	6,201	179,395
International Business Machines Corp.	51,568	7,204,050
Jack Henry & Associates, Inc.	5,055	658,970
MasterCard, Inc., Class A	48,537	9,538,491
MAXIMUS, Inc.	4,457	276,824
Paychex, Inc.	18,243	1,246,909
PayPal Holdings, Inc. (2)	70,389	5,861,292
Sabre Corp.	11,527	284,025
Science Applications International Corp.	2,944	238,258
Square, Inc., Class A (1)(2)	23,851	1,470,176
Teradata Corp. (2)	5,573	223,756
Total System Services, Inc.	10,728	906,731
Visa, Inc., Class A	110,095	14,582,083
WEX, Inc. (2)	2,465	469,533
Worldplay, Inc., Class A (2)	19,966	1,632,819
		67,614,970

Leisure Products - 0.1%
Brunswick Corp.	5,193	334,845
Hasbro, Inc.	6,097	562,814
Mattel, Inc. (1)	16,419	269,600
Polaris Industries, Inc. (1)	4,063	496,417
		1,663,676

Life Sciences Tools & Services - 1.4%

Agilent Technologies, Inc.	22,437	1,387,504
Bio-Rad Laboratories, Inc., Class A (2)	1,783	514,467
Bio-Techne Corp.	2,433	359,962
Bruker Corp.	4,874	141,541
Charles River Laboratories International, Inc. (2)	3,582	402,115
ICON plc (2)	3,976	526,939
Illumina, Inc. (2)	10,250	2,862,723
IQVIA Holdings, Inc. (2)	11,728	1,170,689
Mettler-Toledo International, Inc. (2)	1,618	936,223
PerkinElmer, Inc. (1)	7,314	535,604
PRA Health Sciences, Inc. (2)	3,208	299,499
Syneos Health, Inc. (2)	3,212	150,643
Thermo Fisher Scientific, Inc.	25,042	5,187,200
Waters Corp. (2)	4,967	961,562
		15,436,671

Machinery - 3.6%
AGCO Corp.	8,996	546,237
Allison Transmission Holdings, Inc.	16,992	688,006
Barnes Group, Inc.	6,727	396,220
CNH Industrial NV (1)	116,686	1,228,704
Colfax Corp. (2)	11,152	341,809
Crane Co.	6,706	537,352
Cummins, Inc.	19,682	2,617,706
Deere & Co.	25,107	3,509,959
Donaldson Co., Inc.	16,641	750,842
Dover Corp.	19,052	1,394,606
Flowserve Corp. (1)	17,021	687,648
Fortive Corp.	34,430	2,654,897
Gardner Denver Holdings, Inc. (2)	13,370	392,944
Graco, Inc.	19,240	870,033
IDEX Corp.	8,986	1,226,409
Illinois Tool Works, Inc.	24,259	3,360,842
Ingersoll-Rand plc	29,063	2,607,823
ITT, Inc.	10,772	563,052
Lincoln Electric Holdings, Inc.	6,835	599,840
Middleby Corp. (The) (1)(2)	6,832	713,397
Navistar International Corp. (2)	6,180	251,650
Nordson Corp.	6,604	848,020
Oshkosh Corp.	9,434	663,399
PACCAR, Inc.	42,168	2,612,729
Parker-Hannifin Corp.	15,673	2,442,637
Pentair plc	21,182	891,339
Proto Labs, Inc. (2)	3,126	371,838
Snap-on, Inc. (1)	3,360	540,019
Stanley Black & Decker, Inc.	9,174	1,218,399
Timken Co. (The)	9,136	397,873
Toro Co. (The)	11,327	682,452
WABCO Holdings, Inc. (2)	6,770	792,225
Wabtec Corp. (1)	9,825	968,549
Woodward, Inc.	7,148	549,395

Xylem, Inc.	21,329	1,437,148
		40,355,998

Media - 2.4%
Altice USA, Inc., Class A	22,093	376,907
AMC Networks, Inc., Class A (1)(2)	2,657	165,265
Cable One, Inc. (1)	241	176,723
CBS Corp., Class B	22,797	1,281,647
Cinemark Holdings, Inc.	6,705	235,211
Comcast Corp., Class A	252,245	8,276,158
Discovery, Inc., Class A (1)(2)	28,653	787,957
DISH Network Corp., Class A (2)	23,513	790,272
GCI Liberty, Inc., Class A (2)	6,371	287,205
Interpublic Group of Cos., Inc. (The)	22,986	538,792
John Wiley & Sons, Inc., Class A	3,354	209,290
Liberty Broadband Corp., Class A (2)	10,059	760,863
Liberty Media Corp-Liberty Formula One, Class A (1)(2)	14,318	505,569
Lions Gate Entertainment Corp., Class A (1)	6,878	170,712
Live Nation Entertainment, Inc. (2)	9,223	447,961
Madison Square Garden Co. (The), Class A (2)	1,503	466,215
New York Times Co., (The), Class A (1)	11,362	294,276
Omnicom Group, Inc. (1)	14,808	1,129,406
Sirius XM Holdings, Inc. (1)	90,796	614,689
Tribune Media Co., Class A	6,655	254,687
Viacom, Inc., Class B	27,598	832,356
Walt Disney Co. (The)	77,531	8,126,024
World Wrestling Entertainment, Inc., Class A	4,389	319,607
		27,047,792

Metals & Mining - 0.4%
Nucor Corp.	38,564	2,410,250
Reliance Steel & Aluminum Co.	9,133	799,503
Steel Dynamics, Inc.	31,103	1,429,183
		4,638,936

Multi-Utilities - 0.9%
Avista Corp.	9,378	493,845
CenterPoint Energy, Inc.	56,942	1,577,863
CMS Energy Corp.	41,086	1,942,546
Consolidated Edison, Inc.	37,991	2,962,538
Sempra Energy	28,915	3,357,321
		10,334,113

Multiline Retail - 0.5%
Dollar General Corp.	14,275	1,407,515
Kohl's Corp.	8,912	649,685
Macy's, Inc.	16,474	616,622
Nordstrom, Inc. (1)	4,703	243,521
Ollie's Bargain Outlet Holdings, Inc. (2)	2,539	184,077
Target Corp.	30,165	2,296,160
		5,397,580

Personal Products - 0.3%
Coty, Inc., Class A (1)	20,105	283,480
Estee Lauder Cos., Inc. (The), Class A	20,765	2,962,958
		3,246,438

Pharmaceuticals - 3.6%
Allergan plc	22,083	3,681,678
Amneal Pharmaceuticals, Inc. (2)	22,823	374,525
Bristol-Myers Squibb Co.	106,713	5,905,497
Catalent, Inc. (2)	8,988	376,507
Eli Lilly & Co.	62,165	5,304,540
Jazz Pharmaceuticals plc (2)	4,291	739,339
Merck & Co., Inc.	141,047	8,561,553
Nektar Therapeutics (1)(2)	17,888	873,471
Perrigo Co. plc (1)	10,404	758,556
Pfizer, Inc.	305,259	11,074,797
Zoetis, Inc.	34,209	2,914,265
		40,564,728

Professional Services - 0.6%
ASGN, Inc. (2)	2,647	206,969
CoStar Group, Inc. (2)	2,287	943,685
Dun & Bradstreet Corp. (The)	1,717	210,590
IHS Markit Ltd. (2)	25,005	1,290,008
Insperity, Inc.	2,636	251,079
Manpowergroup, Inc.	4,553	391,831
Nielsen Holdings plc	20,958	648,231
Robert Half International, Inc.	6,598	429,530
TransUnion	12,000	859,680
TriNet Group, Inc. (2)	3,026	169,274
Verisk Analytics, Inc. (2)	10,018	1,078,338
		6,479,215

Real Estate Management & Development - 0.3%
CBRE Group, Inc., Class A (2)	42,504	2,029,141
Jones Lang LaSalle, Inc.	6,011	997,766
		3,026,907

Road & Rail - 1.2%
AMERCO	548	195,170
Avis Budget Group, Inc. (2)	5,998	194,935
Genesee & Wyoming, Inc., Class A (2)	3,777	307,146
JB Hunt Transport Services, Inc.	6,490	788,859
Kansas City Southern	7,557	800,740
Knight-Swift Transportation Holdings, Inc.	6,697	255,892
Landstar System, Inc.	3,238	353,590
Norfolk Southern Corp.	20,195	3,046,820
Old Dominion Freight Line, Inc.	4,694	699,218
Ryder System, Inc.	2,928	210,406
Schneider National, Inc., Class B (1)	10,141	278,979

Union Pacific Corp.	46,244	6,551,850
		13,683,605

Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices, Inc. (1)(2)	45,935	688,566
Analog Devices, Inc.	21,051	2,019,212
Applied Materials, Inc.	57,854	2,672,276
Broadcom, Inc.	22,791	5,530,008
Cavium, Inc. (2)	4,102	354,823
Cree, Inc. (1)(2)	6,088	253,078
Cypress Semiconductor Corp. (1)	19,424	302,626
Entegris, Inc.	6,480	219,672
First Solar, Inc. (1)(2)	4,336	228,334
Integrated Device Technology, Inc. (2)	5,776	184,139
Intel Corp.	239,077	11,884,518
KLA-Tencor Corp.	8,791	901,341
Lam Research Corp.	10,418	1,800,751
Marvell Technology Group Ltd. (1)	26,407	566,166
Maxim Integrated Products, Inc.	15,209	892,160
Microchip Technology, Inc.	13,211	1,201,540
Micron Technology, Inc. (2)	61,965	3,249,445
MKS Instruments, Inc.	3,821	365,670
Monolithic Power Systems, Inc.	2,457	328,427
NVIDIA Corp.	30,385	7,198,207
ON Semiconductor Corp. (2)	25,978	577,621
Qorvo, Inc. (2)	7,825	627,330
Semtech Corp. (2)	3,543	166,698
Silicon Laboratories, Inc. (2)	2,505	249,498
Skyworks Solutions, Inc.	10,811	1,044,883
Teradyne, Inc.	10,778	410,318
Texas Instruments, Inc.	55,756	6,147,099
Universal Display Corp. (1)	2,820	242,520
Versum Materials, Inc.	14,365	533,660
Xilinx, Inc.	14,997	978,704
		51,819,290

Software - 7.4%
Activision Blizzard, Inc.	39,056	2,980,754
Adobe Systems, Inc. (2)	28,302	6,900,311
ANSYS, Inc. (2)	4,745	826,484
Aspen Technology, Inc. (2)	4,424	410,282
Autodesk, Inc. (2)	12,304	1,612,931
Blackbaud, Inc.	1,921	196,806
CA, Inc.	18,637	664,409
Cadence Design Systems, Inc. (2)	14,884	644,626
CDK Global, Inc.	8,165	531,133
Citrix Systems, Inc. (2)	8,184	858,011
Electronic Arts, Inc. (2)	17,089	2,409,891
Ellie Mae, Inc. (1)(2)	2,293	238,105
Fair Isaac Corp. (2)	1,970	380,840
FireEye, Inc. (1)(2)	10,121	155,762

Fortinet, Inc. (2)	8,680	541,892
Guidewire Software, Inc. (1)(2)	4,475	397,291
HubSpot, Inc. (2)	2,003	251,176
Intuit, Inc.	14,132	2,887,238
Microsoft Corp.	347,449	34,261,946
Nuance Communications, Inc. (2)	22,461	311,871
Oracle Corp.	165,275	7,282,017
Paycom Software, Inc. (1)(2)	3,149	311,216
Pegasystems, Inc.	2,109	115,573
Proofpoint, Inc. (2)	2,806	323,560
PTC, Inc. (2)	6,080	570,365
RealPage, Inc. (2)	4,406	242,771
Red Hat, Inc. (2)	9,873	1,326,635
RingCentral, Inc., Class A (2)	5,047	355,056
Salesforce.com, Inc. (2)	40,215	5,485,326
ServiceNow, Inc. (2)	10,207	1,760,401
Splunk, Inc. (2)	7,575	750,758
SS&C Technologies Holdings, Inc.	12,441	645,688
Symantec Corp.	36,993	763,905
Synopsys, Inc. (2)	8,850	757,295
Tableau Software, Inc., Class A (2)	4,399	430,002
Take-Two Interactive Software, Inc. (2)	6,248	739,513
Ultimate Software Group, Inc. (The) (2)	1,626	418,386
VMware, Inc., Class A (2)	14,543	2,137,385
Workday, Inc., Class A (2)	13,418	1,625,188
Zendesk, Inc. (2)	6,232	339,582
Zynga, Inc., Class A (2)	41,852	170,338
		84,012,719

Specialty Retail - 2.7%
Advance Auto Parts, Inc.	3,615	490,556
American Eagle Outfitters, Inc.	9,412	218,829
AutoNation, Inc. (1)(2)	4,233	205,639
AutoZone, Inc. (2)	1,539	1,032,561
Best Buy Co., Inc.	14,248	1,062,616
Burlington Stores, Inc. (2)	3,569	537,242
CarMax, Inc. (1)(2)	10,424	759,597
Dick's Sporting Goods, Inc.	5,437	191,654
Five Below, Inc. (2)	2,506	244,861
Floor & Decor Holdings, Inc., Class A (1)(2)	2,837	139,949
Foot Locker, Inc.	6,074	319,796
Gap, Inc. (The)	11,620	376,372
Home Depot, Inc. (The)	57,533	11,224,688
L Brands, Inc.	13,226	487,775
Lowe's Cos., Inc.	46,988	4,490,643
Michaels Cos., Inc. (The) (2)	7,184	137,717
O'Reilly Automotive, Inc. (2)	4,399	1,203,434
Penske Automotive Group, Inc.	1,934	90,608
Ross Stores, Inc.	20,951	1,775,597
Tiffany & Co.	6,150	809,340
TJX Cos., Inc. (The)	35,908	3,417,723

Tractor Supply Co.	7,781	595,169
Ulta Beauty, Inc. (2)	3,430	800,768
Urban Outfitters, Inc. (2)	3,519	156,772
Williams-Sonoma, Inc. (1)	2,866	175,915
		30,945,821

Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	223,665	41,402,628
Hewlett Packard Enterprise Co.	88,481	1,292,707
HP, Inc.	88,079	1,998,513
NCR Corp. (1)(2)	5,197	155,806
NetApp, Inc.	14,341	1,126,199
Pure Storage, Inc., Class A (1)(2)	11,357	271,205
Seagate Technology plc	17,204	971,510
Western Digital Corp.	17,670	1,367,835
Xerox Corp.	15,618	374,832
		48,961,235

Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	2,141	232,063
Columbia Sportswear Co.	2,163	197,850
Deckers Outdoor Corp. (2)	2,041	230,409
Hanesbrands, Inc. (1)	14,512	319,554
lululemon athletica, inc. (2)	5,386	672,442
Michael Kors Holdings Ltd. (2)	7,562	503,629
NIKE, Inc., Class B	91,618	7,300,122
PVH Corp.	4,740	709,673
Ralph Lauren Corp.	4,203	528,401
Skechers U.S.A., Inc., Class A (2)	8,642	259,346
Tapestry, Inc.	17,318	808,924
Under Armour, Inc., Class A (1)(2)	22,867	514,050
VF Corp.	22,418	1,827,515
Wolverine World Wide, Inc.	6,941	241,339
		14,345,317

Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd. (2)	5,885	210,801
LendingTree, Inc. (1)(2)	457	97,707
MGIC Investment Corp. (2)	16,350	175,272
New York Community Bancorp, Inc.	33,259	367,179
Radian Group, Inc.	11,843	192,093
TFS Financial Corp.	9,601	151,408
		1,194,460

Trading Companies & Distributors - 0.5%
Air Lease Corp.	6,029	253,037
Fastenal Co. (1)	17,218	828,702
HD Supply Holdings, Inc. (2)	21,024	901,719
MSC Industrial Direct Co., Inc., Class A	6,426	545,246
United Rentals, Inc. (2)	10,105	1,491,700
Univar, Inc. (2)	14,478	379,903

W.W. Grainger, Inc.	5,749	1,772,992
		6,173,299

Transportation Infrastructure - 0.0% (3)
Macquarie Infrastructure Corp. (1)	5,180	218,596

Water Utilities - 0.3%
American Water Works Co., Inc.	24,970	2,131,939
Aqua America, Inc.	25,997	914,574
		3,046,513

Wireless Telecommunication Services - 0.1%
Sprint Corp. (1)(2)	32,148	174,885
T-Mobile US, Inc. (2)	17,463	1,043,414
		1,218,299

Total Common Stocks (Cost $849,153,396)		1,128,929,487

RIGHTS - 0.0% (3)
Biotechnology - 0.0% (3)
Dyax Corp. CVR, Exp. 12/31/19 (2)(4)(5)	4,124	4,578

Total Rights (Cost $4,578)		4,578

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.5%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	5,762,100	5,762,100

Total Time Deposit (Cost $5,762,100)		5,762,100

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio	9,412,623	9,412,623

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $9,412,623)		9,412,623

TOTAL INVESTMENTS (Cost $864,332,697) - 100.7%		1,144,108,788
Other assets and liabilities, net - (0.7%)		(7,511,341)
NET ASSETS - 100.0%		1,136,597,447

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $46,670,266 and the total market value of the collateral received by the Fund was $47,792,646, including cash collateral of $9,412,623 and non-cash U.S. Government and/or agency securities collateral of $38,380,023.

(2) Non-income producing security.
(3) Amount is less than 0.05%.
(4) For fair value measurement purposes, security is categorized as Level 3.
(5) Restricted security, acquired on January 25, 2016 with an acquisition cost of $4,578. Total market value of the restricted security amounts to $4,578, which represents less than 0.05% of the net assets of the Fund as of June 30, 2018.

Abbreviations:
CVR:	Contingent Value Rights

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$1,128,929,487	(2)	$—	$—	$1,128,929,487
Rights	—		—	4,578	4,578
Time Deposit	—		5,762,100	—	5,762,100
Short Term Investment of Cash Collateral for Securities Loaned	9,412,623		—	—	9,412,623
Total Investments	$1,138,342,110		$5,762,100	$4,578	$1,144,108,788

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2018.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.6%
Aerospace & Defense - 0.7%
Harris Corp.	901	130,231
HEICO Corp. (1)	1,025	74,753
Hexcel Corp.	885	58,746
Rockwell Collins, Inc.	1,422	191,515
		455,245

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	378	31,624
Expeditors International of Washington, Inc.	1,149	83,992
United Parcel Service, Inc., Class B	3,253	345,566
		461,182

Airlines - 0.0% (2)
Southwest Airlines Co.	508	25,847

Auto Components - 0.3%
Adient plc (1)	279	13,724
Aptiv plc	943	86,407
Autoliv, Inc. (1)	217	31,079
BorgWarner, Inc.	274	11,826
Gentex Corp.	1,318	30,340
Visteon Corp. (3)	142	18,352
		191,728

Automobiles - 0.4%
Tesla, Inc. (1)(3)	791	271,273
Thor Industries, Inc.	135	13,148
		284,421

Banks - 1.3%
Bank of Hawaii Corp. (1)	117	9,760
Bank OZK	271	12,206
BOK Financial Corp.	133	12,503
Cathay General Bancorp	312	12,633
Chemical Financial Corp.	227	12,637
Citigroup, Inc.	5,448	364,580
Comerica, Inc.	332	30,186
Commerce Bancshares, Inc.	203	13,136
Cullen/Frost Bankers, Inc.	117	12,664
East West Bancorp, Inc.	189	12,323
First Citizens BancShares, Inc., Class A	18	7,259
First Financial Bankshares, Inc. (1)	246	12,521

First Horizon National Corp.	695	12,399
First Republic Bank	467	45,201
Glacier Bancorp, Inc.	332	12,842
Home BancShares, Inc.	585	13,198
Investors Bancorp, Inc.	998	12,764
M&T Bank Corp.	76	12,931
Pinnacle Financial Partners, Inc.	168	10,307
Popular, Inc.	283	12,794
Signature Bank (3)	152	19,438
South State Corp.	148	12,765
Sterling Bancorp	451	10,599
SVB Financial Group (3)	288	83,163
Synovus Financial Corp.	259	13,683
Texas Capital Bancshares, Inc. (3)	191	17,477
Webster Financial Corp.	222	14,141
Western Alliance Bancorp (3)	269	15,228
Wintrust Financial Corp.	147	12,796
Zions Bancorporation	237	12,488
		856,622

Beverages - 2.1%
Coca-Cola Co. (The)	19,307	846,805
Dr Pepper Snapple Group, Inc.	1,149	140,178
PepsiCo, Inc.	3,713	404,234
		1,391,217

Biotechnology - 5.9%
AbbVie, Inc.	8,262	765,474
Alexion Pharmaceuticals, Inc. (3)	1,608	199,633
Alkermes plc (1)(3)	807	33,216
Amgen, Inc.	3,524	650,495
Amicus Therapeutics, Inc. (1)(3)	1,308	20,431
Array BioPharma, Inc. (3)	1,262	21,176
Biogen, Inc. (3)	1,238	359,317
BioMarin Pharmaceutical, Inc. (1)(3)	1,334	125,663
Celgene Corp. (3)	4,615	366,523
Exact Sciences Corp. (1)(3)	594	35,515
Exelixis, Inc. (3)	2,195	47,237
Foundation Medicine, Inc. (1)(3)	128	17,498
Gilead Sciences, Inc.	5,560	393,871
Incyte Corp. (1)(3)	1,492	99,964
Ionis Pharmaceuticals, Inc. (1)(3)	884	36,836
Ligand Pharmaceuticals, Inc. (1)(3)	150	31,076
Neurocrine Biosciences, Inc. (3)	475	46,664
Regeneron Pharmaceuticals, Inc. (3)	582	200,784
Sarepta Therapeutics, Inc. (1)(3)	469	61,993
Seattle Genetics, Inc. (1)(3)	229	15,203
United Therapeutics Corp. (3)	215	24,327

Vertex Pharmaceuticals, Inc. (3)	1,825	310,177
		3,863,073

Building Products - 0.4%
Allegion plc	1,159	89,660
Armstrong World Industries, Inc. (3)	209	13,209
Fortune Brands Home & Security, Inc.	566	30,388
Masco Corp.	1,318	49,320
Owens Corning	594	37,642
Trex Co., Inc. (3)	332	20,780
USG Corp. (3)	1,095	47,216
		288,215

Capital Markets - 2.9%
Affiliated Managers Group, Inc.	85	12,637
BlackRock, Inc.	102	50,902
Cboe Global Markets, Inc.	556	57,863
Charles Schwab Corp. (The)	6,308	322,339
CME Group, Inc.	307	50,323
E*Trade Financial Corp. (3)	1,321	80,792
Evercore, Inc., Class A	169	17,821
FactSet Research Systems, Inc.	213	42,195
Franklin Resources, Inc.	410	13,141
Houlihan Lokey, Inc.	265	13,573
Interactive Brokers Group, Inc., Class A	2,194	141,316
Intercontinental Exchange, Inc.	1,135	83,479
LPL Financial Holdings, Inc.	240	15,730
MarketAxess Holdings, Inc.	211	41,748
Moelis & Co., Class A	207	12,141
Moody's Corp.	1,001	170,731
Morningstar, Inc.	90	11,543
MSCI, Inc.	521	86,189
Nasdaq, Inc.	282	25,738
Northern Trust Corp.	264	27,163
Raymond James Financial, Inc.	166	14,832
S&P Global, Inc.	1,493	304,408
SEI Investments Co.	622	38,887
State Street Corp.	135	12,567
Stifel Financial Corp.	221	11,547
T. Rowe Price Group, Inc.	1,254	145,577
TD Ameritrade Holding Corp.	1,473	80,676
		1,885,858

Chemicals - 1.4%
Air Products & Chemicals, Inc.	937	145,919
Axalta Coating Systems Ltd. (3)	2,720	82,443
Ecolab, Inc.	1,108	155,486
International Flavors & Fragrances, Inc.	638	79,087

PPG Industries, Inc.	128	13,277
Praxair, Inc.	1,421	224,731
Sherwin-Williams Co. (The)	604	246,172
		947,115

Commercial Services & Supplies - 0.6%
Cintas Corp.	469	86,798
Copart, Inc. (3)	1,085	61,367
Deluxe Corp.	180	11,918
KAR Auction Services, Inc.	383	20,988
MSA Safety, Inc.	405	39,018
Republic Services, Inc.	467	31,924
UniFirst Corp.	79	13,975
Waste Management, Inc.	1,949	158,532
		424,520

Communications Equipment - 2.3%
Arista Networks, Inc. (3)	280	72,097
ARRIS International plc (3)	562	13,738
Cisco Systems, Inc.	23,228	999,501
CommScope Holding Co., Inc. (3)	756	22,079
F5 Networks, Inc. (3)	339	58,460
Juniper Networks, Inc.	1,498	41,075
Lumentum Holdings, Inc. (1)(3)	241	13,954
Motorola Solutions, Inc.	1,027	119,512
Palo Alto Networks, Inc. (3)	585	120,200
ViaSat, Inc. (3)	208	13,670
		1,474,286

Construction & Engineering - 0.1%
EMCOR Group, Inc.	171	13,027
Quanta Services, Inc. (3)	304	10,154
Valmont Industries, Inc.	87	13,115
		36,296

Consumer Finance - 0.5%
American Express Co.	2,452	240,296
Credit Acceptance Corp. (3)	68	24,031
Discover Financial Services	177	12,463
FirstCash, Inc.	183	16,442
Green Dot Corp., Class A (3)	212	15,559
SLM Corp. (3)	1,472	16,854
		325,645

Containers & Packaging - 0.4%
AptarGroup, Inc.	454	42,394
Ardagh Group S.A.	1,684	27,988
Avery Dennison Corp.	772	78,821

Ball Corp.	1,374	48,846
Berry Global Group, Inc. (3)	754	34,639
Crown Holdings, Inc. (3)	316	14,144
Sealed Air Corp. (1)	1,071	45,464
		292,296

Distributors - 0.1%
LKQ Corp. (3)	627	20,001
Pool Corp.	214	32,421
		52,422

Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. (3)	351	35,985
Grand Canyon Education, Inc. (3)	253	28,238
H&R Block, Inc. (1)	1,126	25,650
Service Corp. International	508	18,181
ServiceMaster Global Holdings, Inc. (3)	681	40,499
Weight Watchers International, Inc. (3)	210	21,231
		169,784

Diversified Financial Services - 0.0% (2)
Voya Financial, Inc.	328	15,416

Diversified Telecommunication Services - 0.1%
Zayo Group Holdings, Inc. (3)	1,163	42,426

Electrical Equipment - 0.8%
Acuity Brands, Inc.	295	34,182
AMETEK, Inc.	2,191	158,102
Emerson Electric Co.	1,497	103,503
EnerSys	164	12,241
Hubbell, Inc.	176	18,610
nVent Electric plc (3)	1,146	28,765
Regal-Beloit Corp.	164	13,415
Rockwell Automation, Inc.	1,118	185,845
		554,663

Electronic Equipment, Instruments & Components - 1.0%
CDW Corp.	641	51,787
Coherent, Inc. (3)	139	21,742
Corning, Inc.	4,600	126,546
Dolby Laboratories, Inc., Class A	561	34,608
FLIR Systems, Inc.	759	39,445
IPG Photonics Corp. (3)	222	48,980
Jabil, Inc.	449	12,419
Keysight Technologies, Inc. (3)	2,426	143,207
National Instruments Corp.	1,063	44,625
Trimble, Inc. (3)	2,937	96,451

Zebra Technologies Corp., Class A (3)	285	40,826
		660,636

Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	128	26,750
Sysco Corp.	1,260	86,045
		112,795

Food Products - 0.6%
Bunge Ltd.	1,013	70,616
Campbell Soup Co. (1)	374	15,162
Flowers Foods, Inc. (1)	651	13,560
Hershey Co. (The)	759	70,632
Hormel Foods Corp. (1)	813	30,252
Ingredion, Inc.	118	13,063
Kellogg Co.	349	24,385
Lamb Weston Holdings, Inc.	1,166	79,883
Lancaster Colony Corp.	96	13,288
McCormick & Co., Inc.	289	33,550
Pinnacle Foods, Inc.	208	13,532
		377,923

Health Care Equipment & Supplies - 4.6%
Abbott Laboratories	9,298	567,085
ABIOMED, Inc. (3)	299	122,306
Align Technology, Inc. (3)	529	180,992
Becton Dickinson and Co.	1,578	378,026
Boston Scientific Corp. (3)	9,121	298,257
Cantel Medical Corp.	497	48,885
Cooper Cos., Inc. (The)	353	83,114
Danaher Corp.	2,106	207,820
DENTSPLY SIRONA, Inc.	298	13,043
DexCom, Inc. (3)	632	60,027
Edwards Lifesciences Corp. (3)	1,545	224,906
Globus Medical, Inc., Class A (3)	664	33,505
Haemonetics Corp. (3)	357	32,016
Hill-Rom Holdings, Inc.	393	34,325
Hologic, Inc. (3)	1,990	79,102
ICU Medical, Inc. (3)	98	28,778
IDEXX Laboratories, Inc. (3)	608	132,507
Inogen, Inc. (3)	117	21,801
Insulet Corp. (3)	398	34,108
Masimo Corp. (3)	336	32,810
Neogen Corp. (3)	357	28,628
Penumbra, Inc. (3)	213	29,426
ResMed, Inc.	993	102,855
Teleflex, Inc.	313	83,950
Varian Medical Systems, Inc. (3)	672	76,420

West Pharmaceutical Services, Inc.	510	50,638
		2,985,330

Health Care Providers & Services - 1.1%
Acadia Healthcare Co., Inc. (1)(3)	323	13,214
Centene Corp. (3)	319	39,304
Chemed Corp.	104	33,468
DaVita, Inc. (3)	486	33,748
Encompass Health Corp.	494	33,454
Envision Healthcare Corp. (3)	296	13,027
HCA Healthcare, Inc.	1,032	105,883
HealthEquity, Inc. (3)	464	34,847
Henry Schein, Inc. (1)(3)	616	44,746
Humana, Inc.	412	122,624
Laboratory Corp. of America Holdings (3)	464	83,302
Molina Healthcare, Inc. (3)	239	23,408
Premier, Inc., Class A (1)(3)	935	34,015
Quest Diagnostics, Inc.	228	25,066
WellCare Health Plans, Inc. (3)	214	52,695
		692,801

Health Care Technology - 0.4%
athenahealth, Inc. (3)	212	33,738
Cerner Corp. (3)	1,744	104,274
Cotiviti Holdings, Inc. (3)	301	13,283
Medidata Solutions, Inc. (1)(3)	354	28,518
Veeva Systems, Inc., Class A (3)	829	63,717
		243,530

Hotels, Restaurants & Leisure - 2.3%
Chipotle Mexican Grill, Inc. (3)	223	96,196
Choice Hotels International, Inc.	164	12,398
Darden Restaurants, Inc.	243	26,016
Domino's Pizza, Inc.	335	94,527
Dunkin' Brands Group, Inc. (1)	581	40,130
Hilton Grand Vacations, Inc. (3)	591	20,508
Hilton Worldwide Holdings, Inc.	851	67,365
Hyatt Hotels Corp., Class A	160	12,344
ILG, Inc.	391	12,915
Marriott International, Inc., Class A	1,794	227,120
Marriott Vacations Worldwide Corp. (1)	113	12,764
Planet Fitness, Inc., Class A (3)	600	26,364
Royal Caribbean Cruises Ltd.	123	12,743
Six Flags Entertainment Corp. (1)	303	21,225
Starbucks Corp.	7,879	384,889
Texas Roadhouse, Inc.	451	29,545
Vail Resorts, Inc.	211	57,854
Wendy's Co. (The)	708	12,163

Wyndham Destinations, Inc.	421	18,638
Wyndham Hotels & Resorts, Inc.	421	24,767
Yum China Holdings, Inc.	2,795	107,496
Yum! Brands, Inc.	2,658	207,909
		1,525,876

Household Durables - 0.1%
Leggett & Platt, Inc. (1)	406	18,124
Mohawk Industries, Inc. (3)	161	34,498
Whirlpool Corp.	88	12,868
		65,490

Household Products - 0.7%
Church & Dwight Co., Inc.	948	50,396
Clorox Co. (The) (1)	441	59,645
Colgate-Palmolive Co.	4,141	268,378
Kimberly-Clark Corp.	866	91,225
		469,644

Industrial Conglomerates - 1.2%
3M Co.	2,752	541,373
Carlisle Cos., Inc.	379	41,050
Roper Technologies, Inc.	753	207,760
		790,183

Insurance - 1.1%
Alleghany Corp.	30	17,249
American International Group, Inc.	1,822	96,602
Arch Capital Group Ltd. (3)	483	12,780
Arthur J. Gallagher & Co.	201	13,121
Axis Capital Holdings Ltd.	238	13,238
Brown & Brown, Inc.	512	14,198
Erie Indemnity Co., Class A	112	13,133
Hartford Financial Services Group, Inc. (The)	1,346	68,821
Kemper Corp.	169	12,785
Marsh & McLennan Cos., Inc.	1,933	158,448
Primerica, Inc.	125	12,450
Progressive Corp. (The)	1,420	83,993
RenaissanceRe Holdings Ltd.	180	21,658
Selective Insurance Group, Inc.	230	12,650
Validus Holdings Ltd.	312	21,091
Willis Towers Watson plc	401	60,792
XL Group Ltd.	1,371	76,707
		709,716

Internet & Direct Marketing Retail - 5.9%
Amazon.com, Inc. (3)	1,834	3,117,433
Booking Holdings, Inc. (3)	264	535,152

Expedia Group, Inc.	753	90,503
Shutterfly, Inc. (3)	178	16,025
TripAdvisor, Inc. (1)(3)	587	32,702
Wayfair, Inc., Class A (1)(3)	358	42,516
		3,834,331

Internet Software & Services - 6.8%
2U, Inc. (3)	361	30,165
Akamai Technologies, Inc. (3)	889	65,101
Alphabet, Inc., Class A (3)	3,119	3,521,944
eBay, Inc. (3)	4,776	173,178
Etsy, Inc. (3)	730	30,799
GoDaddy, Inc., Class A (3)	1,052	74,271
GrubHub, Inc. (3)	582	61,058
IAC/InterActiveCorp (3)	476	72,585
j2 Global, Inc.	240	20,786
LogMeIn, Inc.	296	30,562
Match Group, Inc. (1)(3)	1,103	42,730
New Relic, Inc. (3)	257	25,852
Trade Desk, Inc. (The), Class A (3)	192	18,010
Twitter, Inc. (3)	3,414	149,089
VeriSign, Inc. (3)	670	92,071
Yelp, Inc. (3)	484	18,963
Zillow Group, Inc., Class A (3)	230	13,743
		4,440,907

IT Services - 8.0%
Accenture plc, Class A	3,403	556,697
Alliance Data Systems Corp.	110	25,652
Amdocs Ltd.	306	20,254
Automatic Data Processing, Inc.	2,140	287,060
Black Knight, Inc. (3)	433	23,187
Booz Allen Hamilton Holding Corp.	355	15,524
Broadridge Financial Solutions, Inc.	674	77,577
Cognizant Technology Solutions Corp., Class A	3,368	266,038
CoreLogic, Inc. (3)	358	18,580
EPAM Systems, Inc. (3)	281	34,937
Fidelity National Information Services, Inc.	1,177	124,797
Fiserv, Inc. (3)	2,228	165,073
Gartner, Inc. (1)(3)	544	72,298
Genpact Ltd.	614	17,763
International Business Machines Corp.	748	104,496
Jack Henry & Associates, Inc.	376	49,015
MasterCard, Inc., Class A	4,551	894,363
MAXIMUS, Inc.	338	20,993
Paychex, Inc.	1,338	91,452
PayPal Holdings, Inc. (3)	6,256	520,937
Sabre Corp.	690	17,002

Science Applications International Corp.	168	13,596
Square, Inc., Class A (1)(3)	2,031	125,191
Teradata Corp. (3)	473	18,991
Total System Services, Inc.	952	80,463
Visa, Inc., Class A	10,696	1,416,685
WEX, Inc. (3)	207	39,429
Worldplay, Inc., Class A (3)	1,645	134,528
		5,232,578

Leisure Products - 0.2%
Brunswick Corp.	515	33,208
Hasbro, Inc.	623	57,509
Polaris Industries, Inc. (1)	201	24,558
		115,275

Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	2,210	136,666
Bio-Rad Laboratories, Inc., Class A (3)	44	12,696
Bio-Techne Corp.	243	35,952
Bruker Corp.	630	18,295
Charles River Laboratories International, Inc. (3)	313	35,137
ICON plc (3)	362	47,976
Illumina, Inc. (3)	979	273,425
IQVIA Holdings, Inc. (3)	421	42,024
Mettler-Toledo International, Inc. (3)	176	101,839
PerkinElmer, Inc. (1)	742	54,337
PRA Health Sciences, Inc. (3)	355	33,143
Syneos Health, Inc. (3)	368	17,259
Thermo Fisher Scientific, Inc.	2,193	454,258
Waters Corp. (3)	499	96,602
		1,359,609

Machinery - 3.0%
Allison Transmission Holdings, Inc.	1,100	44,539
Barnes Group, Inc.	393	23,148
Colfax Corp. (3)	432	13,241
Crane Co.	210	16,827
Cummins, Inc.	593	78,869
Deere & Co.	1,119	156,436
Donaldson Co., Inc.	1,570	70,838
Flowserve Corp. (1)	319	12,888
Fortive Corp.	2,589	199,638
Gardner Denver Holdings, Inc. (3)	1,422	41,793
Graco, Inc.	2,000	90,440
IDEX Corp.	877	119,693
Illinois Tool Works, Inc.	1,732	239,951
Ingersoll-Rand plc	633	56,799
ITT, Inc.	269	14,061

Lincoln Electric Holdings, Inc.	536	47,039
Middleby Corp. (The) (1)(3)	637	66,516
Nordson Corp.	576	73,964
Parker-Hannifin Corp.	840	130,914
Proto Labs, Inc. (3)	273	32,473
Snap-on, Inc. (1)	84	13,501
Stanley Black & Decker, Inc.	342	45,421
Toro Co. (The)	997	60,069
WABCO Holdings, Inc. (3)	623	72,903
Wabtec Corp. (1)	872	85,962
Woodward, Inc.	415	31,897
Xylem, Inc.	1,932	130,178
		1,969,998

Media - 1.0%
AMC Networks, Inc., Class A (1)(3)	207	12,875
Cable One, Inc. (1)	26	19,066
CBS Corp., Class B	1,246	70,050
Discovery, Inc., Class A (1)(3)	2,530	69,575
John Wiley & Sons, Inc., Class A	175	10,920
Liberty Media Corp-Liberty Formula One, Class A (1)(3)	681	24,046
Live Nation Entertainment, Inc. (3)	734	35,650
Madison Square Garden Co. (The), Class A (3)	81	25,125
New York Times Co., (The), Class A (1)	704	18,234
Sirius XM Holdings, Inc. (1)	7,539	51,039
Walt Disney Co. (The)	2,989	313,277
World Wrestling Entertainment, Inc., Class A	368	26,798
		676,655

Metals & Mining - 0.1%
Steel Dynamics, Inc.	2,016	92,635

Multi-Utilities - 0.4%
CMS Energy Corp.	308	14,562
Sempra Energy	2,256	261,944
		276,506

Multiline Retail - 0.1%
Dollar General Corp.	654	64,484
Ollie's Bargain Outlet Holdings, Inc. (3)	313	22,693
		87,177

Personal Products - 0.5%
Estee Lauder Cos., Inc. (The), Class A	2,097	299,221

Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	9,176	507,800

Catalent, Inc. (3)	982	41,136
Eli Lilly & Co.	5,419	462,403
Jazz Pharmaceuticals plc (3)	411	70,815
Merck & Co., Inc.	13,210	801,847
Perrigo Co. plc	982	71,598
Zoetis, Inc.	3,336	284,194
		2,239,793

Professional Services - 0.8%
ASGN, Inc. (3)	253	19,782
CoStar Group, Inc. (3)	213	87,890
Dun & Bradstreet Corp. (The)	140	17,171
IHS Markit Ltd. (3)	2,261	116,645
Insperity, Inc.	202	19,241
Robert Half International, Inc.	609	39,646
TransUnion	994	71,210
TriNet Group, Inc. (3)	242	13,537
Verisk Analytics, Inc. (3)	982	105,703
		490,825

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A (3)	2,582	123,265
Jones Lang LaSalle, Inc.	207	34,360
		157,625

Road & Rail - 0.7%
JB Hunt Transport Services, Inc.	580	70,499
Kansas City Southern	122	12,927
Knight-Swift Transportation Holdings, Inc.	315	12,036
Landstar System, Inc.	228	24,898
Old Dominion Freight Line, Inc.	417	62,116
Schneider National, Inc., Class B (1)	447	12,297
Union Pacific Corp.	2,005	284,069
		478,842

Semiconductors & Semiconductor Equipment - 6.6%
Advanced Micro Devices, Inc. (3)	4,582	68,684
Analog Devices, Inc.	2,090	200,473
Applied Materials, Inc.	5,998	277,048
Broadcom, Inc.	2,144	520,220
Cavium, Inc. (3)	394	34,081
Cree, Inc. (1)(3)	453	18,831
Cypress Semiconductor Corp. (1)	1,295	20,176
Entegris, Inc.	784	26,578
First Solar, Inc. (3)	252	13,270
Integrated Device Technology, Inc. (3)	790	25,185
Intel Corp.	15,961	793,421
KLA-Tencor Corp.	914	93,712

Lam Research Corp.	1,055	182,357
Marvell Technology Group Ltd. (1)	797	17,088
Maxim Integrated Products, Inc.	1,530	89,750
Microchip Technology, Inc.	1,304	118,599
Micron Technology, Inc. (3)	1,719	90,144
MKS Instruments, Inc.	335	32,059
Monolithic Power Systems, Inc.	207	27,670
NVIDIA Corp.	2,796	662,372
ON Semiconductor Corp. (3)	2,397	53,297
Qorvo, Inc. (3)	656	52,592
Semtech Corp. (3)	344	16,185
Silicon Laboratories, Inc. (3)	208	20,717
Skyworks Solutions, Inc.	1,038	100,323
Teradyne, Inc.	1,116	42,486
Texas Instruments, Inc.	5,235	577,159
Universal Display Corp. (1)	227	19,522
Versum Materials, Inc.	1,313	48,778
Xilinx, Inc.	1,231	80,335
		4,323,112

Software - 12.1%
Activision Blizzard, Inc.	3,994	304,822
Adobe Systems, Inc. (3)	2,601	634,150
ANSYS, Inc. (3)	436	75,943
Aspen Technology, Inc. (3)	444	41,177
Autodesk, Inc. (3)	107	14,027
Blackbaud, Inc.	229	23,461
CA, Inc.	477	17,005
Cadence Design Systems, Inc. (3)	1,527	66,134
CDK Global, Inc.	827	53,796
Citrix Systems, Inc. (3)	815	85,445
Electronic Arts, Inc. (3)	1,717	242,131
Ellie Mae, Inc. (1)(3)	204	21,183
Fair Isaac Corp. (3)	153	29,578
FireEye, Inc. (1)(3)	765	11,773
Fortinet, Inc. (3)	865	54,002
Guidewire Software, Inc. (1)(3)	469	41,638
HubSpot, Inc. (3)	100	12,540
Intuit, Inc.	1,427	291,543
Microsoft Corp.	34,316	3,383,901
Nuance Communications, Inc. (3)	1,446	20,078
Oracle Corp.	14,956	658,961
Paycom Software, Inc. (1)(3)	291	28,760
Pegasystems, Inc.	232	12,714
Proofpoint, Inc. (3)	291	33,555
PTC, Inc. (3)	674	63,228
RealPage, Inc. (3)	378	20,828

Red Hat, Inc. (3)	1,028	138,132
RingCentral, Inc., Class A (3)	465	32,713
Salesforce.com, Inc. (3)	3,942	537,689
ServiceNow, Inc. (3)	1,061	182,991
Splunk, Inc. (3)	821	81,369
SS&C Technologies Holdings, Inc.	1,147	59,529
Synopsys, Inc. (3)	832	71,194
Tableau Software, Inc., Class A (3)	425	41,544
Take-Two Interactive Software, Inc. (3)	653	77,289
Ultimate Software Group, Inc. (The) (3)	165	42,456
VMware, Inc., Class A (3)	1,493	219,426
Workday, Inc., Class A (3)	1,379	167,025
Zendesk, Inc. (3)	270	14,712
Zynga, Inc., Class A (3)	4,090	16,646
		7,925,088

Specialty Retail - 3.8%
Advance Auto Parts, Inc.	100	13,570
American Eagle Outfitters, Inc.	548	12,741
AutoZone, Inc. (3)	140	93,930
Burlington Stores, Inc. (3)	357	53,739
CarMax, Inc. (1)(3)	262	19,092
Five Below, Inc. (3)	197	19,249
Floor & Decor Holdings, Inc., Class A (1)(3)	241	11,888
Foot Locker, Inc.	232	12,215
Home Depot, Inc. (The)	5,424	1,058,222
Lowe's Cos., Inc.	3,354	320,542
Michaels Cos., Inc. (The) (3)	491	9,412
O'Reilly Automotive, Inc. (3)	440	120,371
Ross Stores, Inc.	1,977	167,551
Tiffany & Co.	503	66,195
TJX Cos., Inc. (The)	3,460	329,323
Tractor Supply Co.	618	47,271
Ulta Beauty, Inc. (3)	335	78,209
Urban Outfitters, Inc. (3)	347	15,459
Williams-Sonoma, Inc.	218	13,381
		2,462,360
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	22,216	4,112,404
NCR Corp. (3)	424	12,711
NetApp, Inc.	1,457	114,418
Western Digital Corp.	1,721	133,223
		4,372,756

Textiles, Apparel & Luxury Goods - 1.8%
Carter's, Inc.	198	21,461
Columbia Sportswear Co.	151	13,812
Deckers Outdoor Corp. (3)	143	16,143

Hanesbrands, Inc.	1,693	37,280
lululemon athletica, inc. (3)	545	68,043
Michael Kors Holdings Ltd. (3)	684	45,554
NIKE, Inc., Class B	8,297	661,105
PVH Corp.	110	16,469
Ralph Lauren Corp.	260	32,687
Skechers U.S.A., Inc., Class A (3)	664	19,927
Tapestry, Inc.	1,228	57,360
Under Armour, Inc., Class A (1)(3)	1,377	30,955
VF Corp.	1,779	145,024
Wolverine World Wide, Inc.	441	15,334
		1,181,154

Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd. (3)	310	11,104
LendingTree, Inc. (1)(3)	44	9,407
Radian Group, Inc.	795	12,895
TFS Financial Corp.	832	13,121
		46,527

Trading Companies & Distributors - 0.6%
Fastenal Co. (1)	1,532	73,735
HD Supply Holdings, Inc. (3)	2,250	96,502
MSC Industrial Direct Co., Inc., Class A	240	20,364
United Rentals, Inc. (3)	446	65,839
Univar, Inc. (3)	430	11,283
W.W. Grainger, Inc.	477	147,107
		414,830

Water Utilities - 0.1%
American Water Works Co., Inc.	757	64,633
Aqua America, Inc.	400	14,072
		78,705

Wireless Telecommunication Services - 0.0% (2)
T-Mobile US, Inc. (3)	430	25,692

Total Common Stocks (Cost $50,884,725)		65,254,402

RIGHTS - 0.0% (2)
Biotechnology - 0.0% (2)
Dyax Corp. CVR, Exp. 12/31/19 (3)(4)(5)	565	627

Total Rights (Cost $627)		627

	PRINCIPAL AMOUNT ($)	VALUE ($)

TIME DEPOSIT - 0.5%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	305,013	305,013

Total Time Deposit (Cost $305,013)		305,013

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio	633,583	633,583

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $633,583)		633,583

TOTAL INVESTMENTS (Cost $51,823,948) - 101.1%		66,193,625
Other assets and liabilities, net - (1.1%)		(697,887)
NET ASSETS - 100.0%		65,495,738

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $2,077,118 and the total market value of the collateral received by the Fund was $2,140,824, including cash collateral of $633,583 and non-cash U.S. Government and/or agency securities collateral of $1,507,241.

(2) Amount is less than 0.05%.
(3) Non-income producing security.
(4) For fair value measurement disclosure purposes, security is categorized as Level 3.
(5) Restricted security, acquired on January 25, 2016 with an acquisition cost of $627. Total market value of the restricted security amounts to $627, which represents less than 0.05% of the net assets of the Fund as of June 30, 2018.

Abbreviations:
CVR:	Contingent Value Rights

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$65,254,402	(2)	$—	$—	$65,254,402
Rights	—		—	627	627
Time Deposit	—		305,013	—	305,013
Short Term Investment of Cash Collateral for Securities Loaned	633,583		—	—	633,583
Total Investments	$65,887,985		$305,013	$627	$66,193,625

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2018.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.4%
Aerospace & Defense - 0.3%
Harris Corp.	2,953	426,827
Hexcel Corp.	853	56,622
Rockwell Collins, Inc.	2,718	366,060
		849,509

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	4,500	376,470
Expeditors International of Washington, Inc.	328	23,977
United Parcel Service, Inc., Class B	10,826	1,150,046
		1,550,493

Airlines - 1.8%
Alaska Air Group, Inc.	7,100	428,769
American Airlines Group, Inc. (1)	20,125	763,945
Delta Air Lines, Inc.	24,240	1,200,850
JetBlue Airways Corp. (2)	18,607	353,161
Southwest Airlines Co.	19,459	990,074
United Continental Holdings, Inc. (2)	11,866	827,416
		4,564,215

Auto Components - 0.9%
Adient plc (1)	5,210	256,280
Aptiv plc	6,196	567,739
Autoliv, Inc. (1)	2,568	367,789
BorgWarner, Inc.	8,042	347,093
Gentex Corp.	1,638	37,707
Lear Corp.	3,423	636,028
Visteon Corp. (2)	1,119	144,619
		2,357,255

Automobiles - 0.7%
Ford Motor Co.	121,175	1,341,407
Harley-Davidson, Inc.	9,543	401,570
Thor Industries, Inc.	1,326	129,139
		1,872,116

Banks - 15.2%
Associated Banc-Corp.	8,631	235,626
Bank of America Corp.	240,917	6,791,450
Bank of Hawaii Corp. (1)	1,820	151,824
Bank OZK	4,570	205,833
BankUnited, Inc.	5,307	216,791
BB&T Corp.	24,632	1,242,438
BOK Financial Corp.	1,184	111,308

Cathay General Bancorp	3,497	141,593
Chemical Financial Corp.	3,155	175,639
CIT Group, Inc.	6,760	340,772
Citigroup, Inc.	41,263	2,761,320
Citizens Financial Group, Inc.	20,386	793,015
Columbia Banking System, Inc.	3,591	146,872
Comerica, Inc.	6,055	550,521
Commerce Bancshares, Inc.	3,567	230,821
Cullen/Frost Bankers, Inc.	2,732	295,712
East West Bancorp, Inc.	5,137	334,932
Fifth Third Bancorp	27,895	800,586
First Citizens BancShares, Inc., Class A	334	134,702
First Financial Bankshares, Inc. (1)	564	28,708
First Hawaiian, Inc.	3,413	99,045
First Horizon National Corp.	14,491	258,519
First Republic Bank	4,027	389,773
FNB Corp.	16,023	215,029
Glacier Bancorp, Inc.	3,339	129,152
Hancock Whitney Corp.	4,308	200,968
Home BancShares, Inc.	5,525	124,644
Huntington Bancshares, Inc.	47,910	707,152
IBERIABANK Corp.	2,867	217,319
Investors Bancorp, Inc.	11,090	141,841
JPMorgan Chase & Co.	79,370	8,270,354
KeyCorp	41,651	813,861
M&T Bank Corp.	5,244	892,267
MB Financial, Inc.	4,503	210,290
PacWest Bancorp	6,654	328,841
People's United Financial, Inc.	17,685	319,922
Pinnacle Financial Partners, Inc.	2,496	153,130
PNC Financial Services Group, Inc. (The)	13,257	1,791,021
Popular, Inc.	3,550	160,495
Prosperity Bancshares, Inc.	3,660	250,198
Regions Financial Corp.	44,526	791,672
Signature Bank (2)	1,277	163,303
South State Corp.	1,769	152,576
Sterling Bancorp	7,520	176,720
SunTrust Banks, Inc.	15,898	1,049,586
Synovus Financial Corp.	2,174	114,852
TCF Financial Corp.	8,037	197,871
Texas Capital Bancshares, Inc. (2)	766	70,089
U.S. Bancorp	44,423	2,222,038
UMB Financial Corp.	2,175	165,800
Umpqua Holdings Corp.	11,108	250,930
United Bankshares, Inc. (1)	5,728	208,499
Valley National Bancorp (1)	16,574	201,540
Webster Financial Corp.	3,117	198,553
Western Alliance Bancorp (2)	500	28,305
Wintrust Financial Corp.	2,369	206,221
Zions Bancorporation	10,368	546,290
		38,109,129

Beverages - 1.1%
Dr Pepper Snapple Group, Inc.	3,578	436,516
PepsiCo, Inc.	20,930	2,278,649
		2,715,165

Biotechnology - 1.6%
Agios Pharmaceuticals, Inc. (1)(2)	2,804	236,181
Alkermes plc (1)(2)	2,592	106,687
Alnylam Pharmaceuticals, Inc. (2)	5,207	512,837
Array BioPharma, Inc. (2)	1,427	23,945
Bluebird Bio, Inc. (1)(2)	2,537	398,182
Blueprint Medicines Corp. (2)	2,633	167,143
Exact Sciences Corp. (1)(2)	1,479	88,429
FibroGen, Inc. (2)	3,786	237,004
Foundation Medicine, Inc. (1)(2)	847	115,785
Gilead Sciences, Inc.	11,739	831,591
Immunomedics, Inc. (2)	6,382	151,062
Loxo Oncology, Inc. (1)(2)	1,361	236,106
Neurocrine Biosciences, Inc. (2)	1,256	123,389
Sage Therapeutics, Inc. (2)	2,499	391,168
Seattle Genetics, Inc. (1)(2)	3,332	221,212
Ultragenyx Pharmaceutical, Inc. (1)(2)	2,203	169,345
United Therapeutics Corp. (2)	445	50,352
		4,060,418

Building Products - 0.7%
Armstrong World Industries, Inc. (2)	986	62,315
Fortune Brands Home & Security, Inc.	2,464	132,292
Johnson Controls International plc	31,491	1,053,374
Masco Corp.	4,149	155,256
Owens Corning	4,266	270,336
		1,673,573

Capital Markets - 6.0%
Affiliated Managers Group, Inc.	2,516	374,054
Ameriprise Financial, Inc.	5,940	830,887
Ares Capital Corp.	23,421	385,276
Bank of New York Mellon Corp. (The)	28,886	1,557,822
BlackRock, Inc.	2,946	1,470,172
Charles Schwab Corp. (The)	1,744	89,118
CME Group, Inc.	8,376	1,372,994
E*Trade Financial Corp. (2)	611	37,369
Franklin Resources, Inc.	9,466	303,385
Goldman Sachs Group, Inc. (The)	9,671	2,133,133
Houlihan Lokey, Inc.	786	40,259
Intercontinental Exchange, Inc.	12,537	922,096
Invesco Ltd.	21,572	572,952
Legg Mason, Inc.	4,553	158,126
LPL Financial Holdings, Inc.	2,169	142,156
Moelis & Co., Class A	1,287	75,483

Morgan Stanley	37,150	1,760,910
Nasdaq, Inc.	3,360	306,667
Northern Trust Corp.	7,037	724,037
Raymond James Financial, Inc.	4,541	405,738
State Street Corp.	11,915	1,109,167
Stifel Financial Corp.	2,557	133,603
TD Ameritrade Holding Corp.	978	53,565
Virtu Financial, Inc., Class A	5,959	158,212
		15,117,181

Chemicals - 1.8%
Air Products & Chemicals, Inc.	5,420	844,057
Eastman Chemical Co.	6,569	656,637
Ecolab, Inc.	4,174	585,737
International Flavors & Fragrances, Inc.	1,849	229,202
Mosaic Co. (The)	20,998	588,994
PPG Industries, Inc.	9,125	946,536
Praxair, Inc.	4,866	769,558
		4,620,721

Commercial Services & Supplies - 0.7%
Deluxe Corp.	1,882	124,607
KAR Auction Services, Inc.	3,636	199,253
Republic Services, Inc.	9,300	635,748
UniFirst Corp.	444	78,543
Waste Management, Inc.	10,014	814,539
		1,852,690

Communications Equipment - 0.3%
ARRIS International plc (2)	4,833	118,143
Ciena Corp. (2)	5,651	149,808
CommScope Holding Co., Inc. (2)	3,022	88,257
EchoStar Corp., Class A (2)	3,294	146,254
Juniper Networks, Inc.	1,422	38,991
Lumentum Holdings, Inc. (2)	694	40,183
ViaSat, Inc. (2)	1,048	68,874
		650,510

Construction & Engineering - 0.3%
EMCOR Group, Inc.	3,674	279,885
Quanta Services, Inc. (2)	9,104	304,074
Valmont Industries, Inc.	1,079	162,659
		746,618

Consumer Finance - 2.0%
Ally Financial, Inc.	22,196	583,089
American Express Co.	9,703	950,894
Capital One Financial Corp.	14,889	1,368,299
Discover Financial Services	12,190	858,298
FirstCash, Inc.	415	37,288
Green Dot Corp., Class A (2)	325	23,852

OneMain Holdings, Inc. (2)	3,706	123,372
SLM Corp. (2)	6,489	74,299
Synchrony Financial	28,268	943,586
		4,962,977

Containers & Packaging - 1.1%
AptarGroup, Inc.	1,692	157,999
Ardagh Group S.A.	3,571	59,350
Avery Dennison Corp.	1,814	185,209
Ball Corp.	15,958	567,307
Berry Global Group, Inc. (2)	4,852	222,901
Crown Holdings, Inc. (2)	7,299	326,703
Sealed Air Corp. (1)	5,244	222,608
Sonoco Products Co.	6,473	339,832
WestRock Co.	12,088	689,258
		2,771,167

Distributors - 0.4%
Genuine Parts Co.	6,996	642,163
LKQ Corp. (2)	8,632	275,361
		917,524

Diversified Consumer Services - 0.3%
Chegg, Inc. (2)	4,923	136,810
Graham Holdings Co., Class B	295	172,900
H&R Block, Inc. (1)	2,341	53,328
Service Corp. International	7,249	259,442
ServiceMaster Global Holdings, Inc. (2)	971	57,745
		680,225

Diversified Financial Services - 0.1%
Voya Financial, Inc.	4,836	227,292

Diversified Telecommunication Services - 4.6%
AT&T, Inc.	174,961	5,617,997
CenturyLink, Inc. (1)	46,923	874,645
Verizon Communications, Inc.	101,996	5,131,419
		11,624,061

Electric Utilities - 1.2%
Alliant Energy Corp.	15,939	674,538
Avangrid, Inc.	4,243	224,582
Eversource Energy	14,993	878,740
Portland General Electric Co.	6,523	278,923
Xcel Energy, Inc.	21,236	970,061
		3,026,844

Electrical Equipment - 1.3%
Acuity Brands, Inc.	1,036	120,042
AMETEK, Inc.	2,318	167,267
Eaton Corp. plc	14,438	1,079,096

Emerson Electric Co.	16,640	1,150,490
EnerSys	788	58,816
Hubbell, Inc.	2,572	271,963
nVent Electric plc (2)	4,419	110,917
Regal-Beloit Corp.	2,569	210,144
		3,168,735

Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc. (2)	3,610	271,761
Avnet, Inc.	5,146	220,712
CDW Corp.	1,647	133,061
Jabil, Inc.	5,567	153,983
National Instruments Corp.	2,191	91,978
SYNNEX Corp.	1,508	145,537
Tech Data Corp. (2)	1,814	148,966
		1,165,998

Energy Equipment & Services - 0.9%
Baker Hughes a GE Co.	37,074	1,224,554
National Oilwell Varco, Inc.	17,365	753,641
Weatherford International plc (1)(2)	66,720	219,509
		2,197,704

Food & Staples Retailing - 2.7%
Casey's General Stores, Inc.	2,065	216,990
Costco Wholesale Corp.	11,233	2,347,472
Kroger Co. (The)	33,124	942,378
Performance Food Group Co. (2)	6,974	255,946
Sysco Corp.	14,580	995,668
US Foods Holding Corp. (2)	13,717	518,777
Walgreens Boots Alliance, Inc.	25,508	1,530,863
		6,808,094

Food Products - 4.0%
Bunge Ltd.	878	61,205
Campbell Soup Co. (1)	9,387	380,549
Conagra Brands, Inc.	19,178	685,230
Flowers Foods, Inc. (1)	11,009	229,317
General Mills, Inc.	22,894	1,013,288
Hershey Co. (The)	6,585	612,800
Hormel Foods Corp. (1)	10,371	385,905
Ingredion, Inc.	4,745	525,272
J. M. Smucker Co. (The)	6,523	701,092
Kellogg Co. (1)	11,501	803,575
Kraft Heinz Co. (The) (1)	20,224	1,270,472
Lancaster Colony Corp.	302	41,803
McCormick & Co., Inc.	5,747	667,169
Mondelez International, Inc., Class A	42,276	1,733,316
Pinnacle Foods, Inc.	7,014	456,331
Post Holdings, Inc. (2)	4,310	370,746
		9,938,070

Gas Utilities - 1.1%
Atmos Energy Corp.	7,058	636,208
New Jersey Resources Corp.	6,739	301,570
ONE Gas, Inc.	3,966	296,419
Southwest Gas Holdings, Inc.	3,531	269,309
Spire, Inc.	3,538	249,960
UGI Corp.	11,928	621,091
WGL Holdings, Inc.	3,473	308,229
		2,682,786

Health Care Equipment & Supplies - 0.6%
Danaher Corp.	10,886	1,074,230
DENTSPLY SIRONA, Inc.	11,553	505,675
Hill-Rom Holdings, Inc.	611	53,365
		1,633,270

Health Care Providers & Services - 4.4%
Acadia Healthcare Co., Inc. (1)(2)	4,386	179,431
AmerisourceBergen Corp.	8,107	691,284
Anthem, Inc.	7,499	1,784,987
Cardinal Health, Inc.	14,558	710,867
Centene Corp. (2)	6,605	813,802
CVS Health Corp.	27,724	1,784,039
DaVita, Inc. (2)	2,898	201,237
Encompass Health Corp.	1,432	96,975
Envision Healthcare Corp. (1)(2)	5,282	232,461
Express Scripts Holding Co. (2)	17,569	1,356,502
HCA Healthcare, Inc.	6,901	708,043
Henry Schein, Inc. (1)(2)	3,242	235,499
Humana, Inc.	3,134	932,772
Laboratory Corp. of America Holdings (2)	1,918	344,339
Mednax, Inc. (2)	5,209	225,446
Molina Healthcare, Inc. (1)(2)	1,142	111,847
Quest Diagnostics, Inc.	5,323	585,211
WellCare Health Plans, Inc. (2)	641	157,840
		11,152,582

Health Care Technology - 0.1%
Cotiviti Holdings, Inc. (2)	639	28,199
Teladoc, Inc. (2)	2,769	160,741
		188,940

Hotels, Restaurants & Leisure - 1.6%
Aramark	15,601	578,797
Cracker Barrel Old Country Store, Inc. (1)	1,615	252,279
Darden Restaurants, Inc.	5,823	623,410
Dunkin' Brands Group, Inc. (1)	558	38,541
Hilton Worldwide Holdings, Inc.	7,785	616,261
Hyatt Hotels Corp., Class A	4,372	337,300
ILG, Inc.	3,312	109,395

Marriott International, Inc., Class A	264	33,423
Marriott Vacations Worldwide Corp. (1)	567	64,048
Royal Caribbean Cruises Ltd.	7,340	760,424
Six Flags Entertainment Corp. (1)	522	36,566
Texas Roadhouse, Inc.	392	25,680
Vail Resorts, Inc.	133	36,467
Wendy's Co. (The)	6,616	113,663
Wyndham Destinations, Inc.	7,757	343,403
		3,969,657

Household Durables - 1.1%
Leggett & Platt, Inc. (1)	4,652	207,665
Lennar Corp., Class A	14,363	754,058
Mohawk Industries, Inc. (2)	1,646	352,688
Newell Brands, Inc. (1)	23,316	601,320
Toll Brothers, Inc.	9,563	353,735
Whirlpool Corp.	3,231	472,469
		2,741,935

Household Products - 2.6%
Church & Dwight Co., Inc.	3,232	171,813
Clorox Co. (The) (1)	2,143	289,841
Colgate-Palmolive Co.	8,349	541,099
Kimberly-Clark Corp.	8,111	854,413
Procter & Gamble Co. (The)	60,660	4,735,119
		6,592,285

Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc., Class A	9,736	165,999

Industrial Conglomerates - 0.4%
3M Co.	3,433	675,340
Carlisle Cos., Inc.	2,188	236,982
Roper Technologies, Inc.	444	122,504
		1,034,826

Insurance - 7.3%
Aflac, Inc.	25,304	1,088,578
Alleghany Corp.	286	164,441
Allstate Corp. (The)	12,228	1,116,050
American Equity Investment Life Holding Co.	4,844	174,384
American Financial Group, Inc.	4,001	429,427
American International Group, Inc.	19,311	1,023,869
American National Insurance Co.	345	41,259
Arch Capital Group Ltd. (2)	16,281	430,795
Arthur J. Gallagher & Co.	8,857	578,185
Assurant, Inc.	2,727	282,217
Assured Guaranty Ltd.	5,794	207,020
Athene Holding Ltd., Class A (2)	10,312	452,078
Axis Capital Holdings Ltd.	1,012	56,287
Brighthouse Financial, Inc. (2)	5,148	206,280

Brown & Brown, Inc.	5,464	151,517
Cincinnati Financial Corp.	8,357	558,749
CNO Financial Group, Inc.	8,621	164,144
Enstar Group Ltd. (2)	462	95,773
Erie Indemnity Co., Class A	1,183	138,719
Everest Re Group Ltd.	2,214	510,283
Fidelity National Financial, Inc.	13,455	506,177
First American Financial Corp.	5,997	310,165
Hanover Insurance Group, Inc. (The)	2,211	264,347
Hartford Financial Services Group, Inc. (The)	3,692	188,772
Kemper Corp.	1,895	143,357
Lincoln National Corp.	10,444	650,139
Marsh & McLennan Cos., Inc.	8,071	661,580
MetLife, Inc.	27,967	1,219,361
Old Republic International Corp.	14,962	297,893
Primerica, Inc.	1,533	152,687
Principal Financial Group, Inc.	13,332	705,929
Progressive Corp. (The)	13,591	803,908
Prudential Financial, Inc.	13,297	1,243,402
Reinsurance Group of America, Inc.	3,493	466,246
Selective Insurance Group, Inc.	2,587	142,285
Torchmark Corp.	6,165	501,893
Travelers Cos., Inc. (The)	9,013	1,102,650
Unum Group	12,107	447,838
Validus Holdings Ltd.	374	25,282
White Mountains Insurance Group Ltd.	169	153,217
Willis Towers Watson plc	2,893	438,579
		18,295,762

Internet & Direct Marketing Retail - 0.2%
Qurate Retail, Inc. (2)	22,466	476,728
Wayfair, Inc., Class A (1)(2)	363	43,110
		519,838

Internet Software & Services - 0.6%
ANGI Homeservices, Inc., Class A (1)(2)	18,711	287,775
eBay, Inc. (2)	3,452	125,170
Nutanix, Inc., Class A (2)	6,626	341,703
Okta, Inc. (1)(2)	5,757	289,980
Twilio, Inc., Class A (2)	3,468	194,277
Zillow Group, Inc., Class A (2)	5,940	354,915
		1,593,820

IT Services - 2.8%
Alliance Data Systems Corp.	1,297	302,460
Amdocs Ltd.	2,922	193,407
Automatic Data Processing, Inc.	3,461	464,259
Black Knight, Inc. (2)	2,296	122,951
Booz Allen Hamilton Holding Corp.	2,558	111,861
Conduent, Inc. (2)	10,088	183,299
CoreLogic, Inc. (2)	464	24,082

DXC Technology Co.	11,500	927,015
Fidelity National Information Services, Inc.	5,684	602,674
First Data Corp., Class A (2)	37,002	774,452
Genpact Ltd.	971	28,091
International Business Machines Corp.	19,868	2,775,560
MAXIMUS, Inc.	431	26,769
Paychex, Inc.	2,974	203,273
Sabre Corp.	4,176	102,897
Science Applications International Corp.	916	74,132
Teradata Corp. (2)	969	38,905
		6,956,087

Leisure Products - 0.2%
Brunswick Corp.	593	38,237
Hasbro, Inc.	280	25,847
Mattel, Inc. (1)	14,624	240,126
Polaris Industries, Inc.	1,262	154,191
		458,401

Life Sciences Tools & Services - 0.3%
Bio-Rad Laboratories, Inc., Class A (2)	1,155	333,264
IQVIA Holdings, Inc. (2)	5,330	532,041
Thermo Fisher Scientific, Inc.	117	24,235
		889,540

Machinery - 3.8%
AGCO Corp.	4,780	290,242
Allison Transmission Holdings, Inc.	4,185	169,451
Barnes Group, Inc.	635	37,401
CNH Industrial NV (1)	55,629	585,773
Colfax Corp. (2)	5,001	153,281
Crane Co.	2,066	165,548
Cummins, Inc.	5,342	710,486
Deere & Co.	6,595	921,981
Dover Corp.	8,471	620,077
Flowserve Corp. (1)	7,818	315,847
IDEX Corp.	432	58,959
Illinois Tool Works, Inc.	3,508	485,998
Ingersoll-Rand plc	8,601	771,768
ITT, Inc.	3,281	171,498
Lincoln Electric Holdings, Inc.	1,026	90,042
Middleby Corp. (The) (1)(2)	243	25,374
Navistar International Corp. (2)	3,354	136,575
Nordson Corp.	262	33,643
Oshkosh Corp.	4,827	339,435
PACCAR, Inc.	13,680	847,613
Parker-Hannifin Corp.	3,668	571,658
Pentair plc	12,422	522,718
Snap-on, Inc. (1)	1,922	308,904
Stanley Black & Decker, Inc.	4,739	629,387
Timken Co. (The)	4,798	208,953

WABCO Holdings, Inc. (2)	484	56,638
Wabtec Corp. (1)	1,175	115,831
Woodward, Inc.	1,033	79,396
Xylem, Inc.	1,639	110,436
		9,534,913

Media - 4.7%
Altice USA, Inc., Class A	17,437	297,475
AMC Networks, Inc., Class A (1)(2)	2,752	171,174
Cable One, Inc.	37	27,132
CBS Corp., Class B	8,230	462,691
Cinemark Holdings, Inc. (1)	5,881	206,305
Comcast Corp., Class A	116,161	3,811,242
DISH Network Corp., Class A (2)	18,537	623,029
GCI Liberty, Inc., Class A (2)	5,238	236,129
Interpublic Group of Cos., Inc. (The)	21,092	494,397
John Wiley & Sons, Inc., Class A	2,574	160,618
Liberty Broadband Corp., Class A (2)	7,475	565,409
Liberty Media Corp-Liberty Formula One, Class A (1)(2)	5,946	209,953
Lions Gate Entertainment Corp., Class A (1)	6,942	172,300
Madison Square Garden Co. (The), Class A (2)	297	92,126
Omnicom Group, Inc. (1)	10,510	801,598
Tribune Media Co., Class A	5,054	193,417
Viacom, Inc., Class B	22,471	677,725
Walt Disney Co. (The)	24,226	2,539,127
		11,741,847

Metals & Mining - 0.6%
Nucor Corp.	12,687	792,938
Reliance Steel & Aluminum Co.	5,054	442,427
Steel Dynamics, Inc.	5,094	234,069
		1,469,434

Multi-Utilities - 1.1%
Avista Corp.	4,289	225,859
CenterPoint Energy, Inc.	25,239	699,372
CMS Energy Corp.	15,879	750,759
Consolidated Edison, Inc.	12,912	1,006,878
		2,682,868

Multiline Retail - 1.3%
Dollar General Corp.	6,740	664,564
Kohl's Corp.	7,462	543,980
Macy's, Inc.	13,892	519,978
Nordstrom, Inc. (1)	5,322	275,573
Target Corp.	16,394	1,247,911
		3,252,006

Personal Products - 0.1%
Coty, Inc., Class A	22,029	310,609

Pharmaceuticals - 3.1%
Allergan plc	9,292	1,549,162
Amneal Pharmaceuticals, Inc. (2)	16,365	268,550
Nektar Therapeutics (1)(2)	13,130	641,138
Pfizer, Inc.	143,722	5,214,234
		7,673,084

Professional Services - 0.4%
Dun & Bradstreet Corp. (The)	533	65,372
IHS Markit Ltd. (2)	505	26,053
Manpowergroup, Inc.	3,637	313,000
Nielsen Holdings plc	19,346	598,372
Robert Half International, Inc.	362	23,566
TransUnion	1,193	85,467
		1,111,830

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A (2)	3,216	153,532
Jones Lang LaSalle, Inc.	1,657	275,045
		428,577

Road & Rail - 2.0%
AMERCO	423	150,651
Avis Budget Group, Inc. (2)	4,433	144,072
Genesee & Wyoming, Inc., Class A (2)	3,311	269,251
Kansas City Southern	5,197	550,674
Knight-Swift Transportation Holdings, Inc.	4,258	162,698
Norfolk Southern Corp.	8,996	1,357,227
Ryder System, Inc.	3,071	220,682
Schneider National, Inc., Class B (1)	5,454	150,040
Union Pacific Corp.	13,659	1,935,207
		4,940,502

Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc. (1)(2)	5,206	78,038
Cree, Inc. (1)(2)	508	21,118
Cypress Semiconductor Corp. (1)	4,514	70,328
First Solar, Inc. (1)(2)	3,529	185,837
Intel Corp.	42,241	2,099,800
Marvell Technology Group Ltd. (1)	12,057	258,502
Maxim Integrated Products, Inc.	419	24,578
Micron Technology, Inc. (2)	23,777	1,246,866
Qorvo, Inc. (2)	798	63,976
Xilinx, Inc.	1,600	104,416
		4,153,459

Software - 0.8%
Autodesk, Inc. (2)	7,418	972,426
CA, Inc.	7,916	282,205
FireEye, Inc. (1)(2)	2,298	35,366
HubSpot, Inc. (2)	682	85,523

Nuance Communications, Inc. (2)	2,881	40,003
Symantec Corp.	25,807	532,915
Tableau Software, Inc., Class A (2)	395	38,611
Zendesk, Inc. (2)	2,047	111,541
		2,098,590

Specialty Retail - 1.8%
Advance Auto Parts, Inc.	3,482	472,507
American Eagle Outfitters, Inc.	4,244	98,673
AutoNation, Inc. (2)	2,898	140,785
AutoZone, Inc. (2)	37	24,824
Best Buy Co., Inc.	10,565	787,938
CarMax, Inc. (1)(2)	5,811	423,448
Dick's Sporting Goods, Inc.	5,086	179,282
Foot Locker, Inc.	3,890	204,809
Gap, Inc. (The)	9,354	302,976
L Brands, Inc.	10,926	402,951
Lowe's Cos., Inc.	8,592	821,137
Michaels Cos., Inc. (The) (2)	3,970	76,105
Penske Automotive Group, Inc.	1,546	72,430
Tiffany & Co.	1,387	182,529
Tractor Supply Co.	503	38,474
Urban Outfitters, Inc. (2)	541	24,102
Williams-Sonoma, Inc. (1)	2,977	182,728
		4,435,698

Technology Hardware, Storage & Peripherals - 1.3%
Hewlett Packard Enterprise Co.	57,317	837,401
HP, Inc.	51,707	1,173,232
NCR Corp. (2)	1,829	54,833
Pure Storage, Inc., Class A (2)	8,471	202,288
Seagate Technology plc	12,650	714,346
Xerox Corp.	10,850	260,400
		3,242,500

Textiles, Apparel & Luxury Goods - 0.5%
Carter's, Inc.	521	56,471
Columbia Sportswear Co.	197	18,020
Deckers Outdoor Corp. (2)	213	24,046
PVH Corp.	2,658	397,956
Ralph Lauren Corp.	1,506	189,334
Skechers U.S.A., Inc., Class A (2)	1,654	49,637
Tapestry, Inc.	2,647	123,641
Under Armour, Inc., Class A (1)(2)	7,252	163,025
VF Corp.	3,849	313,770
		1,335,900

Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. (2)	1,063	38,077
MGIC Investment Corp. (2)	17,794	190,752
New York Community Bancorp, Inc.	26,486	292,405

Radian Group, Inc.	8,488	137,675
TFS Financial Corp.	2,077	32,754
		691,663

Trading Companies & Distributors - 0.5%
Air Lease Corp.	5,400	226,638
Fastenal Co. (1)	754	36,290
MSC Industrial Direct Co., Inc., Class A	2,304	195,494
United Rentals, Inc. (2)	3,019	445,665
Univar, Inc. (2)	5,906	154,973
W.W. Grainger, Inc.	527	162,527
		1,221,587

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp. (1)	4,419	186,482

Water Utilities - 0.4%
American Water Works Co., Inc.	7,982	681,503
Aqua America, Inc.	9,761	343,392
		1,024,895

Wireless Telecommunication Services - 0.3%
Sprint Corp. (1)(2)	12,857	69,942
T-Mobile US, Inc. (2)	10,774	643,747
		713,689

Total Common Stocks (Cost $242,696,314)		249,354,145

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.3%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	680,284	680,284

Total Time Deposit (Cost $680,284)		680,284

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio	2,116,907	2,116,907

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $2,116,907)		2,116,907

TOTAL INVESTMENTS (Cost $245,493,505) - 100.5%		252,151,336
Other assets and liabilities, net - (0.5%)		(1,305,983)
NET ASSETS - 100.0%		250,845,353

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $13,109,194 and the total market value of the collateral received by the Fund was $13,397,475, including cash collateral of $2,116,907 and non-cash U.S. Government and/or agency securities collateral of $11,280,569.

(2) Non-income producing security.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$249,354,145	(1)	$—	$—	$249,354,145
Time Deposit	—		680,284	—	680,284
Short Term Investment of Cash Collateral for Securities Loaned	2,116,907		—	—	2,116,907
Total Investments	$251,471,052		$680,284	$—	$252,151,336

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2018.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.4%
Aerospace & Defense - 1.1%
Harris Corp.	1,417	204,813
HEICO Corp.	1,511	110,215
Hexcel Corp.	1,506	99,968
Rockwell Collins, Inc.	1,892	254,815
		669,811

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	1,697	141,971
Expeditors International of Washington, Inc.	2,109	154,168
		296,139

Airlines - 0.9%
Alaska Air Group, Inc.	1,507	91,008
American Airlines Group, Inc. (1)	5,604	212,728
JetBlue Airways Corp. (2)	4,134	78,463
United Continental Holdings, Inc. (2)	3,183	221,950
		604,149

Auto Components - 1.4%
Adient plc (1)	1,375	67,636
Aptiv plc	2,853	261,420
Autoliv, Inc. (1)	1,025	146,801
BorgWarner, Inc.	2,726	117,654
Gentex Corp.	3,423	78,798
Lear Corp.	840	156,080
Visteon Corp. (2)	341	44,071
		872,460

Automobiles - 0.2%
Harley-Davidson, Inc.	1,914	80,541
Thor Industries, Inc.	606	59,018
		139,559

Banks - 6.7%
Associated Banc-Corp.	2,014	54,982
Bank of Hawaii Corp.	526	43,879
Bank OZK (1)	1,476	66,479
BankUnited, Inc.	1,189	48,571
BOK Financial Corp.	254	23,879
Cathay General Bancorp	905	36,643
Chemical Financial Corp.	862	47,988
CIT Group, Inc.	1,526	76,926
Citizens Financial Group, Inc.	5,674	220,719
Columbia Banking System, Inc.	920	37,628

Comerica, Inc.	2,020	183,658
Commerce Bancshares, Inc.	1,249	80,823
Cullen/Frost Bankers, Inc.	694	75,119
East West Bancorp, Inc.	1,703	111,036
Fifth Third Bancorp	7,866	225,754
First Citizens BancShares, Inc., Class A	80	32,264
First Financial Bankshares, Inc. (1)	680	34,612
First Hawaiian, Inc.	764	22,171
First Horizon National Corp.	3,629	64,741
First Republic Bank	1,927	186,514
FNB Corp.	3,900	52,338
Glacier Bancorp, Inc.	1,053	40,730
Hancock Whitney Corp.	1,005	46,883
Home BancShares, Inc.	1,849	41,713
Huntington Bancshares, Inc.	12,854	189,725
IBERIABANK Corp.	687	52,075
Investors Bancorp, Inc.	3,074	39,316
KeyCorp	11,901	232,545
M&T Bank Corp.	1,548	263,392
MB Financial, Inc.	1,018	47,541
PacWest Bancorp	1,502	74,229
People's United Financial, Inc.	4,097	74,115
Pinnacle Financial Partners, Inc.	943	57,853
Popular, Inc.	1,174	53,077
Prosperity Bancshares, Inc.	769	52,569
Regions Financial Corp.	12,731	226,357
Signature Bank (2)	658	84,145
South State Corp.	463	39,934
Sterling Bancorp	2,768	65,048
SVB Financial Group (2)	632	182,496
Synovus Financial Corp.	1,338	70,686
TCF Financial Corp.	1,800	44,316
Texas Capital Bancshares, Inc. (2)	579	52,978
UMB Financial Corp.	541	41,240
Umpqua Holdings Corp.	2,490	56,249
United Bankshares, Inc. (1)	1,114	40,550
Valley National Bancorp (1)	3,711	45,126
Webster Financial Corp.	1,108	70,580
Western Alliance Bancorp (2)	1,119	63,347
Wintrust Financial Corp.	636	55,364
Zions Bancorporation	2,273	119,764
		4,250,667

Beverages - 0.4%
Dr Pepper Snapple Group, Inc.	2,092	255,224

Biotechnology - 3.2%
Agios Pharmaceuticals, Inc. (1)(2)	618	52,054
Alexion Pharmaceuticals, Inc. (2)	2,473	307,023
Alkermes plc (1)(2)	1,715	70,589
Alnylam Pharmaceuticals, Inc. (2)	1,012	99,672

Amicus Therapeutics, Inc. (1)(2)	2,184	34,114
Array BioPharma, Inc. (2)	2,190	36,748
BioMarin Pharmaceutical, Inc. (2)	2,113	199,045
Bluebird Bio, Inc. (1)(2)	578	90,717
Blueprint Medicines Corp. (2)	582	36,945
Exact Sciences Corp. (1)(2)	1,225	73,243
Exelixis, Inc. (2)	3,817	82,142
FibroGen, Inc. (2)	784	49,078
Foundation Medicine, Inc. (2)	369	50,442
Immunomedics, Inc. (2)	1,565	37,044
Incyte Corp. (2)	2,589	173,463
Ionis Pharmaceuticals, Inc. (1)(2)	1,440	60,005
Ligand Pharmaceuticals, Inc. (1)(2)	248	51,378
Loxo Oncology, Inc. (1)(2)	300	52,044
Neurocrine Biosciences, Inc. (2)	1,045	102,661
Sage Therapeutics, Inc. (1)(2)	558	87,344
Sarepta Therapeutics, Inc. (1)(2)	736	97,285
Seattle Genetics, Inc. (1)(2)	1,088	72,232
Ultragenyx Pharmaceutical, Inc. (1)(2)	534	41,049
United Therapeutics Corp. (2)	503	56,914
		2,013,231

Building Products - 1.0%
Allegion plc	1,475	114,106
Armstrong World Industries, Inc. (2)	535	33,812
Fortune Brands Home & Security, Inc.	1,705	91,541
Masco Corp.	3,632	135,909
Owens Corning	1,731	109,694
Trex Co., Inc. (2)	628	39,307
USG Corp. (2)	1,912	82,445
		606,814

Capital Markets - 3.6%
Affiliated Managers Group, Inc.	654	97,230
Ameriprise Financial, Inc.	1,616	226,046
Ares Capital Corp.	5,287	86,971
Cboe Global Markets, Inc.	1,242	129,255
E*Trade Financial Corp. (2)	3,156	193,021
Evercore, Inc., Class A	377	39,755
FactSet Research Systems, Inc.	498	98,654
Franklin Resources, Inc.	3,886	124,546
Houlihan Lokey, Inc.	834	42,717
Invesco Ltd.	5,000	132,800
Legg Mason, Inc.	1,074	37,300
LPL Financial Holdings, Inc.	1,015	66,523
MarketAxess Holdings, Inc.	486	96,160
Moelis & Co., Class A	616	36,128
Morningstar, Inc.	239	30,652
MSCI, Inc.	1,073	177,506
Nasdaq, Inc.	1,351	123,306
Northern Trust Corp.	2,502	257,431

Raymond James Financial, Inc.	1,533	136,974
SEI Investments Co.	1,551	96,969
Stifel Financial Corp.	836	43,681
Virtu Financial, Inc., Class A	1,349	35,816
		2,309,441

Chemicals - 1.3%
Axalta Coating Systems Ltd. (2)	3,638	110,268
Eastman Chemical Co.	1,735	173,431
International Flavors & Fragrances, Inc.	1,115	138,215
Mosaic Co. (The)	4,721	132,424
PPG Industries, Inc.	2,802	290,651
		844,989

Commercial Services & Supplies - 1.1%
Cintas Corp.	961	177,852
Copart, Inc. (2)	2,234	126,355
Deluxe Corp.	609	40,322
KAR Auction Services, Inc.	1,716	94,037
MSA Safety, Inc.	549	52,891
Republic Services, Inc.	2,714	185,529
UniFirst Corp.	195	34,495
		711,481

Communications Equipment - 1.6%
Arista Networks, Inc. (2)	514	132,350
ARRIS International plc (2)	1,705	41,679
Ciena Corp. (2)	1,486	39,394
CommScope Holding Co., Inc. (2)	2,154	62,907
EchoStar Corp., Class A (2)	763	33,877
F5 Networks, Inc. (2)	660	113,817
Juniper Networks, Inc.	3,802	104,251
Lumentum Holdings, Inc. (2)	661	38,272
Motorola Solutions, Inc.	1,813	210,979
Palo Alto Networks, Inc. (2)	1,061	218,004
ViaSat, Inc. (2)	648	42,586
		1,038,116

Construction & Engineering - 0.4%
EMCOR Group, Inc.	1,185	90,273
Quanta Services, Inc. (2)	2,647	88,410
Valmont Industries, Inc.	370	55,778
		234,461

Consumer Finance - 1.4%
Ally Financial, Inc.	4,987	131,008
Credit Acceptance Corp. (2)	155	54,777
Discover Financial Services	3,876	272,909
FirstCash, Inc.	550	49,418
Green Dot Corp., Class A (2)	545	39,998
OneMain Holdings, Inc. (2)	955	31,792

SLM Corp. (2)	5,061	57,948
Synchrony Financial	8,420	281,060
		918,910

Containers & Packaging - 1.6%
AptarGroup, Inc.	1,045	97,582
Ardagh Group S.A.	2,987	49,644
Avery Dennison Corp.	1,256	128,238
Ball Corp.	4,635	164,774
Berry Global Group, Inc. (2)	2,356	108,235
Crown Holdings, Inc. (2)	2,067	92,519
Sealed Air Corp.	2,570	109,096
Sonoco Products Co.	1,581	83,003
WestRock Co.	3,112	177,446
		1,010,537

Distributors - 0.5%
Genuine Parts Co.	1,601	146,956
LKQ Corp. (2)	3,467	110,597
Pool Corp.	425	64,387
		321,940

Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions, Inc. (2)	763	78,223
Chegg, Inc. (2)	1,226	34,071
Graham Holdings Co., Class B	72	42,199
Grand Canyon Education, Inc. (2)	614	68,528
H&R Block, Inc. (1)	3,272	74,536
Service Corp. International	2,419	86,576
ServiceMaster Global Holdings, Inc. (2)	1,824	108,473
Weight Watchers International, Inc. (2)	398	40,238
		532,844

Diversified Financial Services - 0.2%
Voya Financial, Inc.	2,084	97,948

Diversified Telecommunication Services - 0.5%
CenturyLink, Inc. (1)	12,595	234,771
Zayo Group Holdings, Inc. (2)	2,413	88,026
		322,797

Electric Utilities - 1.3%
Alliant Energy Corp.	3,561	150,702
Avangrid, Inc.	1,580	83,629
Eversource Energy	4,060	237,957
Portland General Electric Co.	2,141	91,549
Xcel Energy, Inc.	6,258	285,865
		849,702

Electrical Equipment - 1.2%
Acuity Brands, Inc.	664	76,938

AMETEK, Inc.	2,772	200,028
EnerSys	421	31,423
Hubbell, Inc.	868	91,782
nVent Electric plc (2)	2,910	73,041
Regal-Beloit Corp.	745	60,941
Rockwell Automation, Inc.	1,423	236,545
		770,698

Electronic Equipment, Instruments & Components - 2.1%
Arrow Electronics, Inc. (2)	913	68,731
Avnet, Inc.	1,344	57,644
CDW Corp.	1,660	134,111
Coherent, Inc. (2)	302	47,239
Corning, Inc.	8,857	243,656
Dolby Laboratories, Inc., Class A	1,152	71,067
FLIR Systems, Inc.	1,484	77,124
IPG Photonics Corp. (2)	416	91,782
Jabil, Inc.	1,626	44,975
Keysight Technologies, Inc. (2)	2,518	148,638
National Instruments Corp.	1,929	80,979
SYNNEX Corp.	363	35,033
Tech Data Corp. (2)	432	35,476
Trimble, Inc. (2)	3,587	117,797
Zebra Technologies Corp., Class A (2)	580	83,085
		1,337,337

Energy Equipment & Services - 0.4%
National Oilwell Varco, Inc.	4,709	204,370
Weatherford International plc (1)(2)	22,772	74,920
		279,290

Food & Staples Retailing - 0.7%
Casey's General Stores, Inc.	413	43,398
Kroger Co. (The)	9,057	257,672
Performance Food Group Co. (2)	1,334	48,958
US Foods Holding Corp. (2)	2,816	106,501
		456,529

Food Products - 3.4%
Bunge Ltd.	1,880	131,055
Campbell Soup Co.	2,122	86,026
Conagra Brands, Inc.	5,026	179,579
Flowers Foods, Inc.	2,370	49,367
General Mills, Inc.	6,722	297,516
Hershey Co. (The)	2,456	228,555
Hormel Foods Corp. (1)	3,650	135,816
Ingredion, Inc.	926	102,508
J. M. Smucker Co. (The)	1,506	161,865
Kellogg Co. (1)	3,346	233,785
Lamb Weston Holdings, Inc.	2,001	137,089
Lancaster Colony Corp.	246	34,051

McCormick & Co., Inc.	1,643	190,736
Pinnacle Foods, Inc.	1,549	100,778
Post Holdings, Inc. (1)(2)	801	68,902
		2,137,628

Gas Utilities - 1.2%
Atmos Energy Corp.	1,671	150,624
New Jersey Resources Corp.	2,103	94,109
ONE Gas, Inc.	1,261	94,247
Southwest Gas Holdings, Inc.	1,107	84,431
Spire, Inc.	1,217	85,981
UGI Corp.	2,634	137,152
WGL Holdings, Inc.	1,054	93,543
		740,087

Health Care Equipment & Supplies - 3.5%
ABIOMED, Inc. (2)	456	186,527
Align Technology, Inc. (2)	789	269,949
Cantel Medical Corp.	715	70,327
Cooper Cos., Inc. (The)	591	139,151
DENTSPLY SIRONA, Inc.	2,707	118,485
DexCom, Inc. (2)	1,169	111,032
Globus Medical, Inc., Class A (2)	1,156	58,332
Haemonetics Corp. (2)	635	56,947
Hill-Rom Holdings, Inc.	763	66,640
Hologic, Inc. (2)	3,232	128,472
ICU Medical, Inc. (2)	171	50,214
IDEXX Laboratories, Inc. (2)	962	209,658
Inogen, Inc. (2)	209	38,943
Insulet Corp. (1)(2)	704	60,333
Masimo Corp. (2)	537	52,438
Neogen Corp. (2)	604	48,435
Penumbra, Inc. (2)	368	50,839
ResMed, Inc.	1,647	170,596
Teleflex, Inc.	518	138,933
Varian Medical Systems, Inc. (2)	1,066	121,226
West Pharmaceutical Services, Inc.	798	79,233
		2,226,710

Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (1)(2)	1,054	43,119
AmerisourceBergen Corp.	1,799	153,401
Cardinal Health, Inc.	3,605	176,032
Centene Corp. (2)	2,207	271,925
Chemed Corp.	198	63,718
DaVita, Inc. (2)	1,468	101,938
Encompass Health Corp.	1,102	74,627
Envision Healthcare Corp. (2)	1,335	58,753
HealthEquity, Inc. (2)	695	52,195
Henry Schein, Inc. (1)(2)	1,707	123,997
Laboratory Corp. of America Holdings (2)	1,185	212,743

Mednax, Inc. (2)	1,133	49,036
Molina Healthcare, Inc. (2)	581	56,903
Premier, Inc., Class A (1)(2)	1,717	62,465
Quest Diagnostics, Inc.	1,579	173,595
WellCare Health Plans, Inc. (2)	501	123,366
		1,797,813

Health Care Technology - 0.8%
athenahealth, Inc. (2)	446	70,976
Cerner Corp. (2)	3,282	196,231
Cotiviti Holdings, Inc. (2)	409	18,049
Medidata Solutions, Inc. (2)	771	62,112
Teladoc, Inc. (2)	532	30,883
Veeva Systems, Inc., Class A (2)	1,508	115,905
		494,156

Hotels, Restaurants & Leisure - 3.8%
Aramark	3,237	120,093
Chipotle Mexican Grill, Inc. (2)	340	146,666
Choice Hotels International, Inc.	488	36,893
Cracker Barrel Old Country Store, Inc. (1)	314	49,050
Darden Restaurants, Inc.	1,553	166,264
Domino's Pizza, Inc.	532	150,114
Dunkin' Brands Group, Inc.	1,009	69,692
Hilton Grand Vacations, Inc. (2)	1,315	45,631
Hilton Worldwide Holdings, Inc.	3,189	252,441
Hyatt Hotels Corp., Class A	1,450	111,867
ILG, Inc.	1,412	46,638
Marriott Vacations Worldwide Corp. (1)	313	35,356
Planet Fitness, Inc., Class A (2)	1,251	54,969
Royal Caribbean Cruises Ltd.	2,022	209,479
Six Flags Entertainment Corp. (1)	814	57,021
Texas Roadhouse, Inc.	892	58,435
Vail Resorts, Inc.	481	131,885
Wendy's Co. (The)	2,606	44,771
Wyndham Destinations, Inc.	3,029	134,094
Wyndham Hotels & Resorts, Inc.	1,107	65,125
Yum China Holdings, Inc.	4,432	170,455
Yum! Brands, Inc.	3,632	284,095
		2,441,034

Household Durables - 1.2%
Leggett & Platt, Inc. (1)	1,490	66,514
Lennar Corp., Class A	3,767	197,767
Mohawk Industries, Inc. (2)	695	148,918
Newell Brands, Inc. (1)	5,213	134,443
Toll Brothers, Inc.	2,633	97,395
Whirlpool Corp.	765	111,866
		756,903

Household Products - 0.5%

Church & Dwight Co., Inc.	2,681	142,522
Clorox Co. (The) (1)	1,456	196,924
		339,446

Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc., Class A	3,524	60,084

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.	1,026	111,126

Insurance - 4.9%
Alleghany Corp.	178	102,345
American Equity Investment Life Holding Co.	1,106	39,816
American Financial Group, Inc.	864	92,733
American National Insurance Co.	108	12,916
Arch Capital Group Ltd. (2)	4,464	118,117
Arthur J. Gallagher & Co.	2,224	145,183
Assurant, Inc.	630	65,199
Assured Guaranty Ltd.	1,217	43,483
Athene Holding Ltd., Class A (2)	2,207	96,755
Axis Capital Holdings Ltd.	954	53,061
Brighthouse Financial, Inc. (2)	1,247	49,967
Brown & Brown, Inc.	2,748	76,202
Cincinnati Financial Corp.	1,823	121,886
CNO Financial Group, Inc.	1,929	36,728
Enstar Group Ltd. (2)	120	24,876
Erie Indemnity Co., Class A	270	31,660
Everest Re Group Ltd.	480	110,630
Fidelity National Financial, Inc.	3,022	113,688
First American Financial Corp.	1,272	65,788
Hanover Insurance Group, Inc. (The)	496	59,302
Hartford Financial Services Group, Inc. (The)	4,249	217,251
Kemper Corp.	460	34,799
Lincoln National Corp.	2,575	160,294
Old Republic International Corp.	3,356	66,818
Primerica, Inc.	501	49,900
Principal Financial Group, Inc.	3,408	180,454
Reinsurance Group of America, Inc.	785	104,782
RenaissanceRe Holdings Ltd.	492	59,197
Selective Insurance Group, Inc.	726	39,930
Torchmark Corp.	1,340	109,089
Unum Group	2,731	101,020
Validus Holdings Ltd.	966	65,302
White Mountains Insurance Group Ltd.	38	34,451
Willis Towers Watson plc	1,524	231,038
XL Group Ltd.	3,126	174,900
		3,089,560

Internet & Direct Marketing Retail - 0.8%
Expedia Group, Inc.	1,481	178,001
Qurate Retail, Inc. (2)	5,305	112,572

Shutterfly, Inc. (2)	389	35,022
TripAdvisor, Inc. (2)	1,166	64,958
Wayfair, Inc., Class A (2)	838	99,521
		490,074

Internet Software & Services - 2.8%
2U, Inc. (2)	607	50,721
Akamai Technologies, Inc. (2)	1,748	128,006
ANGI Homeservices, Inc., Class A (1)(2)	4,329	66,580
Etsy, Inc. (2)	1,638	69,107
GoDaddy, Inc., Class A (2)	1,822	128,633
GrubHub, Inc. (2)	1,005	105,435
IAC/InterActiveCorp (2)	899	137,089
j2 Global, Inc.	498	43,132
LogMeIn, Inc.	597	61,640
Match Group, Inc. (1)(2)	2,439	94,487
New Relic, Inc. (2)	443	44,561
Nutanix, Inc., Class A (2)	1,829	94,322
Okta, Inc. (1)(2)	1,153	58,077
Trade Desk, Inc. (The), Class A (2)	380	35,644
Twilio, Inc., Class A (2)	830	46,497
Twitter, Inc. (2)	6,826	298,091
VeriSign, Inc. (2)	1,170	160,781
Yelp, Inc. (2)	969	37,965
Zillow Group, Inc., Class A (2)	1,822	108,864
		1,769,632

IT Services - 4.3%
Alliance Data Systems Corp.	536	124,995
Amdocs Ltd.	1,567	103,720
Black Knight, Inc. (2)	1,511	80,914
Booz Allen Hamilton Holding Corp.	1,628	71,193
Broadridge Financial Solutions, Inc.	1,343	154,579
Conduent, Inc. (2)	2,650	48,151
CoreLogic, Inc. (2)	971	50,395
DXC Technology Co.	3,535	284,956
EPAM Systems, Inc. (2)	577	71,738
First Data Corp., Class A (2)	9,509	199,023
Gartner, Inc. (1)(2)	1,139	151,373
Genpact Ltd.	1,567	45,333
Jack Henry & Associates, Inc.	921	120,062
MAXIMUS, Inc.	693	43,042
Paychex, Inc.	3,463	236,696
Sabre Corp.	2,328	57,362
Science Applications International Corp.	492	39,818
Square, Inc., Class A (1)(2)	4,180	257,655
Teradata Corp. (2)	1,231	49,425
Total System Services, Inc.	2,092	176,816
WEX, Inc. (2)	491	93,526
Worldplay, Inc., Class A (2)	3,367	275,353
		2,736,125

Leisure Products - 0.5%
Brunswick Corp.	1,031	66,479
Hasbro, Inc.	1,267	116,957
Mattel, Inc. (1)	3,442	56,517
Polaris Industries, Inc.	656	80,150
		320,103

Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	3,553	219,718
Bio-Rad Laboratories, Inc., Class A (2)	298	85,985
Bio-Techne Corp.	394	58,292
Bruker Corp.	1,055	30,637
Charles River Laboratories International, Inc. (2)	524	58,824
ICON plc (2)	591	78,325
IQVIA Holdings, Inc. (2)	1,845	184,168
Mettler-Toledo International, Inc. (2)	272	157,387
PerkinElmer, Inc. (1)	1,263	92,490
PRA Health Sciences, Inc. (2)	587	54,802
Syneos Health, Inc. (2)	665	31,189
Waters Corp. (2)	834	161,454
		1,213,271

Machinery - 6.2%
AGCO Corp.	1,174	71,285
Allison Transmission Holdings, Inc.	2,363	95,678
Barnes Group, Inc.	862	50,772
CNH Industrial NV (1)	13,107	138,017
Colfax Corp. (2)	1,571	48,151
Crane Co.	824	66,027
Cummins, Inc.	1,861	247,513
Donaldson Co., Inc.	2,109	95,158
Dover Corp.	2,052	150,206
Flowserve Corp. (1)	2,137	86,335
Fortive Corp.	3,317	255,774
Gardner Denver Holdings, Inc. (2)	1,991	58,515
Graco, Inc.	2,625	118,703
IDEX Corp.	1,035	141,257
Ingersoll-Rand plc	2,765	248,103
ITT, Inc.	1,396	72,969
Lincoln Electric Holdings, Inc.	963	84,513
Middleby Corp. (The) (1)(2)	899	93,874
Navistar International Corp. (2)	805	32,780
Nordson Corp.	874	112,230
Oshkosh Corp.	1,183	83,189
PACCAR, Inc.	3,905	241,954
Parker-Hannifin Corp.	1,532	238,762
Pentair plc	2,752	115,804
Proto Labs, Inc. (2)	402	47,818
Snap-on, Inc. (1)	630	101,254
Stanley Black & Decker, Inc.	1,772	235,339

Timken Co. (The)	1,179	51,345
Toro Co. (The)	1,692	101,943
WABCO Holdings, Inc. (2)	873	102,158
Wabtec Corp.	1,240	122,239
Woodward, Inc.	939	72,172
Xylem, Inc.	2,381	160,432
		3,942,269

Media - 3.1%
Altice USA, Inc., Class A	4,036	68,854
AMC Networks, Inc., Class A (1)(2)	684	42,545
Cable One, Inc. (1)	50	36,665
CBS Corp., Class B	4,348	244,445
Cinemark Holdings, Inc. (1)	1,428	50,094
Discovery, Inc., Class A (1)(2)	5,856	161,040
DISH Network Corp., Class A (2)	4,678	157,228
GCI Liberty, Inc., Class A (2)	1,268	57,161
Interpublic Group of Cos., Inc. (The)	5,121	120,036
John Wiley & Sons, Inc., Class A	713	44,491
Liberty Broadband Corp., Class A (2)	1,822	137,816
Liberty Media Corp-Liberty Formula One, Class A (1)(2)	3,029	106,954
Lions Gate Entertainment Corp., Class A	1,753	43,509
Live Nation Entertainment, Inc. (2)	1,753	85,143
Madison Square Garden Co. (The), Class A (2)	267	82,821
New York Times Co., (The), Class A (1)	1,619	41,932
Omnicom Group, Inc.	2,778	211,878
Tribune Media Co., Class A	1,095	41,906
Viacom, Inc., Class B	5,424	163,588
World Wrestling Entertainment, Inc., Class A	849	61,824
		1,959,930

Metals & Mining - 0.7%
Nucor Corp.	3,651	228,188
Reliance Steel & Aluminum Co.	1,145	100,233
Steel Dynamics, Inc.	3,162	145,294
		473,715

Multi-Utilities - 1.1%
Avista Corp.	1,496	78,779
CenterPoint Energy, Inc.	5,919	164,015
CMS Energy Corp.	4,032	190,633
Consolidated Edison, Inc.	3,821	297,962
		731,389

Multiline Retail - 1.0%
Dollar General Corp.	2,820	278,052
Kohl's Corp.	1,761	128,377
Macy's, Inc.	3,223	120,637
Nordstrom, Inc. (1)	1,327	68,712
Ollie's Bargain Outlet Holdings, Inc. (2)	586	42,485
		638,263

Personal Products - 0.1%
Coty, Inc., Class A (1)	5,120	72,192

Pharmaceuticals - 0.8%
Amneal Pharmaceuticals, Inc. (2)	3,316	54,416
Catalent, Inc. (2)	1,604	67,192
Jazz Pharmaceuticals plc (2)	659	113,546
Nektar Therapeutics (2)	3,097	151,226
Perrigo Co. plc	1,617	117,895
		504,275

Professional Services - 2.0%
ASGN, Inc. (2)	619	48,400
CoStar Group, Inc. (2)	443	182,795
Dun & Bradstreet Corp. (The)	483	59,240
IHS Markit Ltd. (2)	4,441	229,111
Insperity, Inc.	468	44,577
Manpowergroup, Inc.	885	76,163
Nielsen Holdings plc	4,521	139,835
Robert Half International, Inc.	1,458	94,916
TransUnion	2,371	169,858
TriNet Group, Inc. (2)	613	34,291
Verisk Analytics, Inc. (2)	1,959	210,867
		1,290,053

Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A (2)	4,039	192,822
Jones Lang LaSalle, Inc.	709	117,687
		310,509

Road & Rail - 1.1%
AMERCO	83	29,560
Avis Budget Group, Inc. (2)	990	32,175
Genesee & Wyoming, Inc., Class A (2)	730	59,363
JB Hunt Transport Services, Inc.	1,116	135,650
Kansas City Southern	1,282	135,841
Knight-Swift Transportation Holdings, Inc.	1,633	62,397
Landstar System, Inc.	538	58,750
Old Dominion Freight Line, Inc.	772	114,997
Ryder System, Inc.	657	47,212
Schneider National, Inc., Class B (1)	1,629	44,814
		720,759

Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (1)(2)	9,144	137,068
Cavium, Inc. (2)	814	70,411
Cree, Inc. (2)	1,001	41,612
Cypress Semiconductor Corp. (1)	3,788	59,017
Entegris, Inc.	1,422	48,206
First Solar, Inc. (1)(2)	1,115	58,716

Integrated Device Technology, Inc. (2)	1,372	43,739
KLA-Tencor Corp.	1,791	183,631
Marvell Technology Group Ltd. (1)	4,593	98,474
Maxim Integrated Products, Inc.	3,088	181,142
Microchip Technology, Inc.	2,511	228,375
MKS Instruments, Inc.	662	63,353
Monolithic Power Systems, Inc.	404	54,003
ON Semiconductor Corp. (2)	4,831	107,417
Qorvo, Inc. (2)	1,399	112,158
Semtech Corp. (2)	752	35,382
Silicon Laboratories, Inc. (2)	496	49,402
Skyworks Solutions, Inc.	2,044	197,553
Teradyne, Inc.	2,055	78,234
Universal Display Corp. (1)	448	38,528
Versum Materials, Inc.	1,770	65,755
Xilinx, Inc.	2,833	184,882
		2,137,058

Software - 4.0%
ANSYS, Inc. (2)	881	153,453
Aspen Technology, Inc. (2)	748	69,369
Blackbaud, Inc.	474	48,561
CA, Inc.	3,364	119,927
Cadence Design Systems, Inc. (2)	3,004	130,103
CDK Global, Inc.	1,632	106,162
Citrix Systems, Inc. (2)	1,538	161,244
Ellie Mae, Inc. (1)(2)	363	37,694
Fair Isaac Corp. (2)	364	70,368
FireEye, Inc. (1)(2)	2,147	33,042
Fortinet, Inc. (2)	1,578	98,515
Guidewire Software, Inc. (1)(2)	896	79,547
HubSpot, Inc. (2)	384	48,154
Nuance Communications, Inc. (2)	3,316	46,043
Paycom Software, Inc. (1)(2)	522	51,589
Pegasystems, Inc.	445	24,386
Proofpoint, Inc. (2)	537	61,921
PTC, Inc. (2)	1,238	116,137
RealPage, Inc. (2)	757	41,711
RingCentral, Inc., Class A (2)	801	56,350
Splunk, Inc. (2)	1,551	153,720
SS&C Technologies Holdings, Inc.	2,312	119,993
Symantec Corp.	6,929	143,084
Synopsys, Inc. (2)	1,611	137,853
Tableau Software, Inc., Class A (2)	922	90,125
Take-Two Interactive Software, Inc. (2)	1,233	145,938
Ultimate Software Group, Inc. (The) (2)	334	85,942
Zendesk, Inc. (2)	1,084	59,067
Zynga, Inc., Class A (2)	9,220	37,525
		2,527,523

Specialty Retail - 3.1%

Advance Auto Parts, Inc.	851	115,481
American Eagle Outfitters, Inc.	1,661	38,618
AutoNation, Inc. (2)	620	30,120
AutoZone, Inc. (2)	300	201,279
Best Buy Co., Inc.	2,692	200,769
Burlington Stores, Inc. (2)	747	112,446
CarMax, Inc. (1)(2)	1,948	141,951
Dick's Sporting Goods, Inc.	1,140	40,185
Five Below, Inc. (2)	461	45,044
Floor & Decor Holdings, Inc., Class A (1)(2)	400	19,732
Foot Locker, Inc.	1,266	66,655
Gap, Inc. (The)	2,226	72,100
L Brands, Inc.	2,463	90,835
Michaels Cos., Inc. (The) (2)	937	17,962
O'Reilly Automotive, Inc. (2)	908	248,402
Penske Automotive Group, Inc.	348	16,304
Tiffany & Co.	1,415	186,214
Tractor Supply Co.	1,398	106,933
Ulta Beauty, Inc. (2)	683	159,453
Urban Outfitters, Inc. (2)	762	33,947
Williams-Sonoma, Inc. (1)	857	52,603
		1,997,033

Technology Hardware, Storage & Peripherals - 1.7%
Hewlett Packard Enterprise Co.	16,744	244,630
NCR Corp. (2)	1,355	40,623
NetApp, Inc.	2,698	211,874
Pure Storage, Inc., Class A (2)	2,039	48,691
Seagate Technology plc	3,169	178,953
Western Digital Corp.	3,350	259,324
Xerox Corp.	2,803	67,272
		1,051,367

Textiles, Apparel & Luxury Goods - 1.6%
Carter's, Inc.	528	57,230
Columbia Sportswear Co.	370	33,844
Deckers Outdoor Corp. (2)	353	39,850
Hanesbrands, Inc. (1)	3,635	80,043
lululemon athletica, inc. (2)	1,084	135,337
Michael Kors Holdings Ltd. (2)	1,420	94,572
PVH Corp.	891	133,401
Ralph Lauren Corp.	938	117,925
Skechers U.S.A., Inc., Class A (2)	1,848	55,458
Tapestry, Inc.	3,264	152,461
Under Armour, Inc., Class A (1)(2)	4,447	99,969
Wolverine World Wide, Inc.	1,058	36,787
		1,036,877

Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. (2)	1,039	37,217
LendingTree, Inc. (1)(2)	105	22,449

MGIC Investment Corp. (2)	4,379	46,943
New York Community Bancorp, Inc.	5,610	61,934
Radian Group, Inc.	2,607	42,286
TFS Financial Corp.	652	10,282
		221,111

Trading Companies & Distributors - 1.2%
Air Lease Corp.	1,124	47,174
Fastenal Co. (1)	3,346	161,043
HD Supply Holdings, Inc. (2)	2,798	120,006
MSC Industrial Direct Co., Inc., Class A	953	80,862
United Rentals, Inc. (2)	1,034	152,639
Univar, Inc. (2)	1,947	51,089
W.W. Grainger, Inc.	591	182,265
		795,078

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	1,104	46,589

Water Utilities - 0.5%
American Water Works Co., Inc.	2,420	206,619
Aqua America, Inc.	3,294	115,883
		322,502

Wireless Telecommunication Services - 0.1%
Sprint Corp. (1)(2)	6,372	34,664

Total Common Stocks (Cost $56,986,517)		63,281,982

RIGHTS - 0.0% (3)
Biotechnology - 0.0% (3)
Dyax Corp. CVR, Exp. 12/31/19 (2)(4)(5)	151	168

Total Rights (Cost $168)		168

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.6%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	363,985	363,985

Total Time Deposit (Cost $363,985)		363,985

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio	968,336	968,336

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $968,336)		968,336

TOTAL INVESTMENTS (Cost $58,319,006) - 101.5%	64,614,471
Other assets and liabilities, net - (1.5%)	(948,020)
NET ASSETS - 100.0%	63,666,451

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $5,718,721 and the total market value of the collateral received by the Fund was $5,862,056, including cash collateral of $968,336 and non-cash U.S. Government and/or agency securities collateral of $4,893,720.

(2) Non-income producing security.
(3) Amount is less than 0.05%.
(4) Restricted security, acquired on January 25, 2016 with an acquisition cost of $168. Total market value of the restricted security amounts to $168, which represents less than 0.05% of the net assets of the Fund as of June 30, 2018.

(5) For fair value measurement disclosure purposes, security is categorized as Level 3.

Abbreviations:
CVR:	Contingent Value Rights

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$63,281,982	(2)	$—	$—	$63,281,982
Rights	—		—	168	168
Time Deposit	—		363,985	—	363,985
Short Term Investment of Cash Collateral for Securities Loaned	968,336		—	—	968,336
Total Investments	$64,250,318		$363,985	$168	$64,614,471

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2018.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.1%
Australia - 5.2%
Amcor Ltd.	13,956	148,697
AMP Ltd.	26,234	69,001
APA Group	15,324	111,642
ASX Ltd.	1,416	67,497
Australia & New Zealand Banking Group Ltd.	21,543	450,886
BlueScope Steel Ltd.	8,314	106,108
Brambles Ltd.	15,030	98,676
Challenger Ltd.	4,562	39,923
Cochlear Ltd.	692	102,452
Commonwealth Bank of Australia	11,792	635,973
Computershare Ltd.	3,449	46,984
CSL Ltd.	3,083	438,843
Insurance Australia Group Ltd.	15,367	96,946
Lend Lease Group	6,331	92,696
Medibank Pvt Ltd.	20,277	43,783
National Australia Bank Ltd.	20,293	412,041
Qantas Airways Ltd.	17,467	79,538
QBE Insurance Group Ltd.	9,307	67,003
Ramsay Health Care Ltd.	1,246	49,757
REA Group Ltd.	419	28,119
Sonic Healthcare Ltd.	3,482	63,164
Suncorp Group Ltd.	9,513	102,593
Sydney Airport	13,861	73,379
Telstra Corp. Ltd.	101,427	196,174
Transurban Group	22,415	198,492
Westpac Banking Corp.	24,675	535,866
Woolworths Group Ltd.	13,787	311,361
		4,667,594

Austria - 0.3%
ams AG (1)	422	31,296
Andritz AG	767	40,652
Erste Group Bank AG	1,798	74,958
Raiffeisen Bank International AG	860	26,350
Telekom Austria AG	2,137	17,799
Verbund AG	556	17,942
Voestalpine AG	1,697	78,033
		287,030

Belgium - 1.0%
Ackermans & van Haaren NV	104	17,880
Ageas	1,939	97,615
Colruyt SA	1,088	62,032
Galapagos NV (2)	423	38,957

KBC Groep NV	3,092	237,466
Proximus	2,038	45,839
Sofina SA	195	33,671
Solvay SA	877	110,448
Telenet Group Holding NV (2)	493	22,952
UCB SA	1,109	86,935
Umicore SA	2,340	133,585
		887,380

Canada - 7.6%
Alimentation Couche-Tard, Inc., Class B (1)	5,655	245,660
Bank of Montreal	5,019	387,959
Bank of Nova Scotia (The) (1)	8,775	496,871
BCE, Inc.	7,297	295,510
BlackBerry Ltd. (2)	4,028	38,851
Bombardier, Inc., Class B (2)	23,018	91,046
Canadian Imperial Bank of Commerce (1)	3,134	272,623
Canadian National Railway Co. (1)	6,088	497,960
Canadian Pacific Railway Ltd.	1,214	222,475
Canadian Tire Corp. Ltd., Class A	478	62,393
CCL Industries, Inc., Class B	965	47,309
CGI Group, Inc., Class A (2)	1,914	121,291
Constellation Software, Inc.	141	109,350
Dollarama, Inc.	3,449	133,694
Fairfax Financial Holdings Ltd.	205	114,871
George Weston Ltd.	430	35,083
Gildan Activewear, Inc. (1)	1,537	43,293
Great-West Lifeco, Inc.	2,094	51,480
IGM Financial, Inc.	706	20,466
Intact Financial Corp.	974	69,087
Loblaw Cos. Ltd.	2,021	103,921
Magna International, Inc.	3,090	179,622
Metro, Inc.	2,264	76,962
National Bank of Canada (1)	2,633	126,418
Open Text Corp. (1)	2,075	73,031
Power Corp. of Canada	2,853	63,889
Power Financial Corp.	1,835	42,921
Restaurant Brands International, Inc.	3,285	198,085
Rogers Communications, Inc., Class B	3,577	169,891
Royal Bank of Canada	8,970	675,420
Saputo, Inc.	2,160	71,718
Shaw Communications, Inc., Class B (1)	3,645	74,250
Shopify, Inc., Class A (2)	731	106,599
Sun Life Financial, Inc.	5,200	208,965
TELUS Corp.	3,573	126,923
TELUS Corp.	1,856	65,930
Thomson Reuters Corp.	1,565	63,152
Toronto-Dominion Bank (The)	11,692	676,716
Waste Connections, Inc. (3)	1,741	131,146
Waste Connections, Inc. (3)	2,924	220,119
		6,812,950

China - 0.3%
China Resources Pharmaceutical Group Ltd. (4)	11,000	15,209
CSPC Pharmaceutical Group Ltd.	54,000	162,151
Geely Automobile Holdings Ltd.	49,000	126,072
		303,432

Denmark - 1.8%
Ambu AS, Class B	771	25,936
Chr Hansen Holding A/S	824	75,858
Coloplast A/S, Class B	784	78,276
Danske Bank A/S	3,802	118,447
DSV A/S	1,078	86,781
Genmab A/S (2)	417	64,163
GN Store Nord AS	766	34,804
H Lundbeck A/S	382	26,773
ISS A/S	998	34,184
Novo Nordisk A/S, Class B	14,206	656,183
Novozymes A/S, Class B	2,187	110,615
Orsted A/S (4)	1,474	89,061
Pandora A/S	690	48,091
Rockwool International A/S, Class B	93	36,252
Tryg A/S	498	11,662
Vestas Wind Systems A/S	1,273	78,590
William Demant Holding A/S (2)	561	22,514
		1,598,190

Finland - 1.0%
Elisa Oyj	1,333	61,581
Kesko Oyj, Class B	740	45,199
Kone Oyj, Class B	2,458	124,978
Metso Oyj	943	31,454
Neste Oyj	2,092	163,676
Nokia Oyj	28,622	164,172
Sampo Oyj, Class A	2,338	113,862
Stora Enso Oyj, Class R	4,019	78,298
UPM-Kymmene Oyj	2,994	106,602
Wartsila Oyj Abp	2,563	50,175
		939,997

France - 8.5%
Accor SA	1,784	87,373
Aeroports de Paris	273	61,668
Air Liquide SA	2,938	368,264
ALD SA (4)	1,044	17,780
Alstom SA	1,419	65,102
Amundi SA (4)	470	32,489
Arkema SA	695	82,010
Atos SE	641	87,161
AXA SA	17,068	417,036
BioMerieux	314	28,212

BNP Paribas SA	6,762	418,276
Bouygues SA	1,890	81,210
Bureau Veritas SA	2,194	58,486
Capgemini SE	1,213	162,554
Carrefour SA	6,603	106,513
Cie de Saint-Gobain	4,861	216,533
Cie Generale des Etablissements Michelin SCA	1,529	184,975
Cie Plastic Omnium SA	421	17,753
CNP Assurances	1,271	28,877
Credit Agricole SA	8,282	109,923
Danone SA	5,644	412,082
Dassault Systemes SE	900	125,949
Edenred	2,106	66,522
Eiffage SA	863	93,759
Essilor International Cie Generale d'Optique SA	1,512	213,186
Eurazeo SA	340	25,735
Faurecia SA	678	48,197
Getlink	4,076	55,881
Hermes International	220	134,388
Iliad SA	254	40,077
Imerys SA	408	32,928
Ipsen SA	224	35,036
JC Decaux SA	522	17,430
Kering SA	627	353,189
L'Oreal SA	1,653	407,508
Legrand SA	2,283	167,223
Natixis SA	7,019	49,663
Orange SA	12,880	214,995
Orpea	392	52,214
Peugeot SA	4,552	103,719
Publicis Groupe SA	1,723	118,237
Rubis SCA	1,173	73,116
Sanofi SA	7,890	633,247
Sartorius Stedim Biotech	140	14,605
Schneider Electric SE	4,861	404,274
SCOR SE	1,348	49,850
SEB SA	196	34,195
Societe Generale SA	5,675	238,520
Sodexo SA	886	88,444
Suez	3,479	45,004
Teleperformance	530	93,543
Ubisoft Entertainment SA (2)	431	47,112
Valeo SA	1,979	107,902
Veolia Environnement SA	5,641	120,543
Vivendi SA	8,547	209,084
Wendel SA	211	29,032
Worldline SA (2)(4)	286	16,171
		7,604,755

Germany - 8.2%
adidas AG	1,198	260,826

Allianz SE	2,696	555,523
Axel Springer SE	415	29,990
Bayerische Motoren Werke AG	2,381	215,224
Beiersdorf AG	920	104,280
Brenntag AG	1,180	65,563
Carl Zeiss Meditec AG	251	17,127
Commerzbank AG (2)	5,979	57,036
Continental AG	734	167,042
Covestro AG (4)	1,271	112,971
Daimler AG	6,427	411,695
Delivery Hero AG (2)(4)	564	29,895
Deutsche Boerse AG	1,200	159,545
Deutsche Lufthansa AG	3,754	89,937
Deutsche Post AG	7,011	227,790
Deutsche Telekom AG	18,911	292,258
Deutsche Wohnen SE	2,472	119,383
Evonik Industries AG	1,581	54,092
Fielmann AG	364	25,167
Fraport AG Frankfurt Airport Services Worldwide	241	23,185
Fresenius Medical Care AG & Co. KGaA	1,368	137,746
Fresenius SE & Co. KGaA	2,690	215,374
GEA Group AG	1,344	45,264
GRENKE AG	145	16,530
Hannover Rueck SE	393	48,859
Hapag-Lloyd AG (2)(4)	407	14,468
HeidelbergCement AG	1,898	159,368
Hella GmbH & Co. KGaA	220	12,284
Hugo Boss AG	530	48,065
Infineon Technologies AG	6,335	160,917
Innogy SE (4)	1,108	47,338
K&S AG	1,932	47,526
KION Group AG	513	36,823
Lanxess AG	982	76,346
LEG Immobilien AG	546	59,314
Linde AG	277	65,809
Linde AG	966	201,196
MAN SE	311	35,192
Merck KGAA	2,990	291,069
MTU Aero Engines AG	405	77,574
Muenchener Rueckversicherungs-Gesellschaft AG	928	195,105
OSRAM Licht AG	813	33,109
ProSiebenSat.1 Media SE	1,805	45,676
Puma SE	52	30,379
Rational AG	37	24,095
RTL Group SA	237	16,061
SAP SE	5,727	660,997
Siemens AG	5,081	669,451
Siltronic AG	108	15,347
Sixt SE	157	17,552
STADA Arzneimittel AG	138	12,960
Symrise AG	1,174	102,695

Talanx AG	268	9,763
Telefonica Deutschland Holding AG	4,794	18,859
ThyssenKrupp AG	7,989	193,652
TUI AG	2,845	62,226
United Internet AG	684	39,051
Vonovia SE	3,890	184,889
Wacker Chemie AG	125	16,338
Wirecard AG	687	109,934
Zalando SE (2)(4)	1,040	57,961
		7,331,691

Hong Kong - 3.4%
AIA Group Ltd.	77,200	672,521
Alibaba Health Information Technology Ltd. (2)	28,000	26,944
Bank of East Asia Ltd. (The)	4,600	18,334
BOC Hong Kong Holdings Ltd.	27,350	128,543
Cathay Pacific Airways Ltd.	11,000	17,273
China Everbright International Ltd.	21,000	27,045
China Overseas Land & Investment Ltd.	52,000	170,674
China Resources Gas Group Ltd.	12,000	51,878
China Taiping Insurance Holdings Co. Ltd.	14,400	44,771
Guangdong Investment Ltd.	40,000	63,305
Haier Electronics Group Co. Ltd.	18,000	61,411
Hang Lung Properties Ltd.	38,000	78,055
Hang Seng Bank Ltd.	5,679	141,807
Henderson Land Development Co. Ltd.	16,232	85,596
HKT Trust & HKT Ltd.	14,000	17,930
Hong Kong Exchanges & Clearing Ltd.	9,499	284,282
Hongkong Land Holdings Ltd.	10,900	77,923
Hysan Development Co. Ltd.	12,881	71,895
Kerry Properties Ltd.	8,000	38,231
MTR Corp. Ltd.	14,376	79,408
NWS Holdings Ltd.	27,000	46,595
Shangri-La Asia Ltd.	10,000	18,734
Sino Land Co. Ltd.	52,000	84,499
Sun Art Retail Group Ltd.	18,500	24,135
Sun Hung Kai Properties Ltd.	17,848	268,897
Swire Pacific Ltd., Class A	9,893	104,567
Swire Properties Ltd.	13,600	50,156
Techtronic Industries Co. Ltd.	13,993	77,716
WH Group Ltd. (4)	153,502	124,212
Wharf Holdings Ltd. (The)	15,779	50,529
Wheelock & Co. Ltd.	10,000	69,495
		3,077,361

Ireland - 1.5%
AIB Group plc	3,295	17,893
Bank of Ireland Group plc	7,687	59,653
CRH plc	9,011	316,956
DCC plc	1,378	124,956
Glanbia plc	3,352	62,180

Kerry Group plc, Class A	1,690	176,672
Kingspan Group plc	2,267	113,319
Shire plc	7,425	418,316
Smurfit Kappa Group plc	1,831	73,920
		1,363,865

Israel - 0.4%
Azrieli Group Ltd.	327	16,254
Bank Hapoalim BM	5,744	38,940
Bank Leumi Le-Israel BM	7,565	44,762
Check Point Software Technologies Ltd. (2)	863	84,298
Nice Ltd. (2)	169	17,491
Teva Pharmaceutical Industries Ltd. ADR	5,432	132,106
		333,851

Italy - 2.0%
A2A SpA	26,327	45,570
Assicurazioni Generali SpA	7,511	125,569
Atlantia SpA	3,758	110,794
Banca Mediolanum SpA	1,415	9,558
DiaSorin SpA	374	42,503
Enel SpA	64,217	355,838
FinecoBank Banca Fineco SpA	2,736	30,799
Intesa Sanpaolo SpA	97,974	283,465
Luxottica Group SpA	1,062	68,378
Mediobanca Banca di Credito Finanziario SpA	4,476	41,403
Moncler SpA	1,214	55,085
Parmalat SpA	5,268	17,776
Pirelli & C SpA (2)(4)	2,077	17,296
Poste Italiane SpA (4)	2,950	24,623
PRADA SpA	3,600	16,587
Prysmian SpA	1,680	41,686
Snam SpA	33,091	137,904
Telecom Italia SpA (2)	80,862	59,909
Terna Rete Elettrica Nazionale SpA	15,273	82,484
UniCredit SpA	13,883	230,102
UnipolSai Assicurazioni SpA (1)	5,520	12,173
		1,809,502

Japan - 18.5%
Acom Co. Ltd. (1)	3,100	11,901
AEON Co. Ltd. (1)	5,779	123,626
Aisin Seiki Co. Ltd.	1,000	45,533
Ajinomoto Co., Inc.	4,008	75,868
Alfresa Holdings Corp.	1,300	30,527
ANA Holdings, Inc.	2,867	105,198
Asahi Glass Co. Ltd. (1)	2,855	111,048
Astellas Pharma, Inc.	11,671	177,616
Bandai Namco Holdings, Inc.	1,375	56,638
Bridgestone Corp.	4,000	156,251
Canon, Inc. (1)	5,868	192,421

Central Japan Railway Co.	967	200,197
Chiba Bank Ltd. (The)	4,628	32,641
Chugai Pharmaceutical Co. Ltd.	1,152	60,319
Coca-Cola Bottlers Japan Holdings, Inc. (1)	1,200	48,011
Concordia Financial Group Ltd.	3,700	18,803
CyberAgent, Inc.	600	35,984
Dai Nippon Printing Co. Ltd.	1,329	29,699
Dai-ichi Life Holdings, Inc.	6,794	120,917
Daifuku Co. Ltd.	900	39,323
Daiichi Sankyo Co. Ltd.	3,513	134,209
Daikin Industries Ltd.	1,700	203,172
Daiwa House Industry Co. Ltd.	3,637	123,737
Daiwa Securities Group, Inc.	11,000	63,755
Denso Corp.	2,947	143,797
Disco Corp.	200	34,049
Don Quijote Holdings Co. Ltd.	792	38,015
East Japan Railway Co.	2,226	213,174
Eisai Co. Ltd.	1,625	114,384
FamilyMart UNY Holdings Co. Ltd.	663	69,817
FANUC Corp.	1,551	307,426
Fast Retailing Co. Ltd.	349	159,959
FUJIFILM Holdings Corp.	2,126	82,920
Fujitsu Ltd.	10,624	64,291
Hakuhodo DY Holdings, Inc.	1,300	20,844
Hamamatsu Photonics KK	1,021	43,829
Hankyu Hanshin Holdings, Inc.	1,600	64,271
Hikari Tsushin, Inc.	200	35,100
Hino Motors Ltd.	2,386	25,443
Hitachi Construction Machinery Co. Ltd.	900	29,178
Hitachi High-Technologies Corp.	500	20,340
Hitachi Ltd.	32,247	227,180
Hoshizaki Corp.	352	35,574
HOYA Corp.	2,687	152,431
Hulic Co. Ltd.	2,600	27,750
Japan Airlines Co. Ltd.	2,789	98,817
Japan Exchange Group, Inc.	2,900	53,790
Japan Post Holdings Co. Ltd.	9,800	107,249
Kao Corp.	3,263	248,711
KDDI Corp.	10,018	273,941
Keio Corp.	823	39,768
Kikkoman Corp.	1,309	66,090
Kintetsu Group Holdings Co. Ltd.	1,405	57,289
Kobayashi Pharmaceutical Co. Ltd.	200	17,263
Komatsu Ltd.	6,846	194,896
Kose Corp.	331	71,196
Kubota Corp.	6,994	109,770
Kyocera Corp.	1,813	101,959
Kyowa Hakko Kirin Co. Ltd.	1,406	28,300
Lawson, Inc.	473	29,540
LINE Corp. (1)(2)	500	20,643
LIXIL Group Corp.	1,800	35,974

M3, Inc.	1,400	55,676
Makita Corp.	1,592	71,215
Mazda Motor Corp.	3,906	47,913
McDonald’s Holdings Company (Japan), Ltd.	700	35,696
MEIJI Holdings Co. Ltd.	1,071	90,450
MINEBEA MITSUMI, Inc.	2,500	42,129
MISUMI Group, Inc.	2,100	61,099
Mitsubishi Chemical Holdings Corp.	9,460	78,998
Mitsubishi Electric Corp.	12,707	168,595
Mitsubishi Estate Co. Ltd.	8,008	139,795
Mitsubishi Gas Chemical Co., Inc.	1,500	33,897
Mitsubishi Tanabe Pharma Corp.	1,577	27,227
Mitsubishi UFJ Financial Group, Inc.	70,357	398,564
Mitsui Chemicals, Inc.	1,700	45,184
Mitsui Fudosan Co. Ltd.	7,800	187,888
Mizuho Financial Group, Inc.	147,273	248,079
MS&AD Insurance Group Holdings, Inc.	2,200	68,329
Murata Manufacturing Co. Ltd.	1,426	239,392
NEC Corp.	1,530	41,928
NGK Insulators Ltd.	1,900	33,759
Nidec Corp.	1,490	222,888
Nikon Corp.	2,113	33,581
Nintendo Co. Ltd.	729	237,967
Nippon Express Co. Ltd.	594	43,043
Nippon Paint Holdings Co. Ltd.	1,009	43,392
Nippon Telegraph & Telephone Corp.	7,520	341,618
Nissan Motor Co. Ltd.	15,085	146,780
Nisshin Seifun Group, Inc.	1,486	31,487
Nissin Foods Holdings Co. Ltd.	599	43,400
Nitori Holdings Co. Ltd.	568	88,368
Nitto Denko Corp.	1,559	117,700
Nomura Holdings, Inc.	21,300	103,072
Nomura Research Institute Ltd.	700	33,867
NSK Ltd.	3,712	38,207
NTT Data Corp.	4,235	48,715
NTT DoCoMo, Inc.	6,797	173,203
Obayashi Corp.	5,000	51,917
Obic Co. Ltd.	300	24,785
Odakyu Electric Railway Co. Ltd.	1,546	33,155
Oji Holdings Corp.	7,454	46,192
Omron Corp.	1,382	64,379
Ono Pharmaceutical Co. Ltd.	2,322	54,360
Oracle Corp. Japan	326	26,571
Oriental Land Co. Ltd.	1,297	135,986
ORIX Corp.	7,867	124,000
Otsuka Corp.	688	26,933
Otsuka Holdings Co. Ltd.	2,620	126,736
Pola Orbis Holdings, Inc.	700	30,762
Rakuten, Inc.	5,849	39,479
Recruit Holdings Co. Ltd.	8,479	234,178
Renesas Electronics Corp. (2)	4,100	40,081

Resona Holdings, Inc.	13,233	70,529
Ricoh Co. Ltd.	3,284	30,074
Rohm Co. Ltd.	576	48,133
Ryohin Keikaku Co. Ltd.	100	35,132
Santen Pharmaceutical Co. Ltd.	2,000	34,793
SBI Holdings, Inc.	1,500	38,460
Seiko Epson Corp.	1,559	27,066
Sekisui Chemical Co. Ltd.	2,572	43,751
Sekisui House Ltd.	3,970	70,167
Seven & I Holdings Co. Ltd.	6,601	287,907
Sharp Corp. (1)	1,199	29,163
Shimadzu Corp.	1,326	40,007
Shimano, Inc.	472	69,263
Shimizu Corp.	3,800	39,330
Shin-Etsu Chemical Co. Ltd.	2,837	252,120
Shionogi & Co. Ltd.	1,554	79,742
Shiseido Co. Ltd.	2,341	185,772
Shizuoka Bank Ltd. (The)	3,469	31,191
Showa Denko KK	900	39,840
SMC Corp.	472	172,795
SoftBank Group Corp.	4,945	353,113
Sompo Holdings, Inc.	2,037	82,193
Sony Corp.	7,400	378,986
Sony Financial Holdings, Inc. (1)	732	13,947
Stanley Electric Co. Ltd.	1,000	34,050
Start Today Co. Ltd.	1,500	54,271
Subaru Corp.	3,753	109,156
Sumco Corp. (1)	1,400	28,118
Sumitomo Chemical Co. Ltd.	14,000	79,179
Sumitomo Dainippon Pharma Co. Ltd.	900	19,022
Sumitomo Electric Industries Ltd.	5,173	76,936
Sumitomo Mitsui Financial Group, Inc.	8,753	341,419
Sumitomo Mitsui Trust Holdings, Inc.	2,016	79,538
Sundrug Co. Ltd.	700	28,358
Suntory Beverage & Food Ltd.	1,200	51,303
Sysmex Corp.	926	86,280
T&D Holdings, Inc.	3,219	48,279
Taisho Pharmaceutical Holdings Co. Ltd.	200	23,397
Taiyo Nippon Sanso Corp.	1,300	18,610
Takeda Pharmaceutical Co. Ltd. (1)	4,959	208,616
TDK Corp.	714	72,702
Terumo Corp.	1,673	95,776
Tobu Railway Co. Ltd.	1,617	49,419
Toho Co. Ltd.	900	30,145
Tokio Marine Holdings, Inc.	3,300	154,385
Tokyo Century Corp.	300	16,983
Tokyo Electron Ltd.	936	160,667
Tokyu Corp.	3,132	53,896
Toray Industries, Inc.	13,150	103,791
TOTO Ltd.	964	44,619
Toyota Industries Corp.	875	48,979

Toyota Motor Corp.	13,635	881,761
Trend Micro, Inc.	793	45,143
Tsuruha Holdings, Inc.	300	37,576
Unicharm Corp.	3,202	96,266
USS Co. Ltd.	1,400	26,618
West Japan Railway Co.	1,110	81,723
Yahoo Japan Corp. (1)	7,000	23,190
Yakult Honsha Co. Ltd.	886	59,239
Yamaha Corp.	844	43,802
Yamaha Motor Co. Ltd. (1)	2,125	53,345
Yamato Holdings Co. Ltd. (1)	2,095	61,661
Yaskawa Electric Corp.	1,700	59,866
		16,626,535

Luxembourg - 0.3%
Aroundtown SA	5,719	47,012
B&M European Value Retail SA	5,911	31,401
Eurofins Scientific SE	104	57,680
Tenaris SA	7,317	133,535
		269,628

Netherlands - 3.3%
Aalberts Industries NV	842	40,223
Aegon NV	15,648	93,428
AerCap Holdings NV (2)	1,454	78,734
Akzo Nobel NV	1,976	168,537
ASML Holding NV	2,535	501,638
ASR Nederland NV	1,140	46,422
Core Laboratories NV	329	41,523
GrandVision NV (4)	755	16,929
ING Groep NV	24,051	345,240
Koninklijke Ahold Delhaize NV	12,398	296,034
Koninklijke DSM NV	1,066	106,642
Koninklijke KPN NV	21,807	59,297
Koninklijke Philips NV	6,299	266,876
Koninklijke Vopak NV	1,063	48,996
NN Group NV	2,574	104,392
NXP Semiconductors NV (2)	2,498	272,956
QIAGEN NV (2)(3)	669	24,251
QIAGEN NV (2)(3)	1,931	69,825
Randstad NV	910	53,413
STMicroelectronics NV (3)	1,914	42,497
STMicroelectronics NV (3)	5,132	113,845
Wolters Kluwer NV	2,405	135,105
		2,926,803

Norway - 0.7%
DNB ASA	6,916	134,676
Gjensidige Forsikring ASA	1,120	18,336
Marine Harvest ASA	4,670	92,853
Norsk Hydro ASA	20,083	119,880

Orkla ASA	8,566	74,943
Schibsted ASA, Class A	1,510	45,789
Telenor ASA	5,234	107,195
Yara International ASA	1,880	77,780
		671,452

Portugal - 0.2%
EDP - Energias de Portugal SA	32,720	129,686
Jeronimo Martins SGPS SA	3,093	44,553
		174,239

Singapore - 0.9%
CapitaLand Ltd.	33,841	78,325
City Developments Ltd.	7,630	61,115
DBS Group Holdings Ltd.	10,829	210,592
Oversea-Chinese Banking Corp. Ltd.	16,671	141,999
Singapore Airlines Ltd.	7,056	55,259
Singapore Telecommunications Ltd. (3)	25,800	58,301
Singapore Telecommunications Ltd. (3)	32,412	73,180
United Overseas Bank Ltd.	7,359	144,227
		822,998

South Africa - 0.1%
Old Mutual Ltd. (2)	51,592	101,996

South Korea - 3.4%
Amorepacific Corp.	279	80,763
AMOREPACIFIC Group	191	21,173
Celltrion Healthcare Co. Ltd. (2)	339	33,629
Coway Co. Ltd.	362	28,154
Hana Financial Group, Inc.	1,668	64,052
Hyundai Engineering & Construction Co. Ltd.	616	31,826
Hyundai Mobis Co. Ltd.	401	76,270
Hyundai Motor Co.	1,122	126,106
Industrial Bank of Korea	1,327	18,302
Kakao Corp.	181	18,588
KB Financial Group, Inc.	2,227	104,829
Kia Motors Corp.	1,501	41,472
KT Corp.	614	15,101
LG Chem Ltd.	359	107,452
LG Corp.	619	40,018
LG Display Co. Ltd.	1,298	21,294
LG Electronics, Inc.	617	45,939
LG Household & Health Care Ltd.	74	92,727
NAVER Corp.	159	108,804
NCSoft Corp.	122	40,600
Netmarble Corp. (4)	193	26,405
Samsung Biologics Co. Ltd. (2)(4)	84	31,441
Samsung C&T Corp.	437	45,693
Samsung Electro-Mechanics Co. Ltd.	344	45,800
Samsung Electronics Co. Ltd.	28,711	1,202,691

Samsung Fire & Marine Insurance Co. Ltd.	208	49,284
Samsung Life Insurance Co. Ltd.	461	40,696
Samsung SDI Co. Ltd.	274	52,555
Samsung SDS Co. Ltd.	165	29,627
Shinhan Financial Group Co. Ltd.	2,579	99,854
SK Hynix, Inc.	3,408	261,595
SK Telecom Co. Ltd.	283	59,150
Woori Bank	2,717	39,629
		3,101,519

Spain - 2.7%
Aena SME SA (4)	467	84,549
Amadeus IT Group SA, Class A	2,570	202,085
Banco Bilbao Vizcaya Argentaria SA	39,148	276,094
Banco de Sabadell SA	31,073	51,886
Banco Santander SA	94,303	503,999
Bankia SA	7,310	27,259
Bankinter SA	4,041	39,210
CaixaBank SA	18,953	81,579
Cellnex Telecom SA (4)	1,731	43,520
EDP Renovaveis SA	1,719	17,917
Enagas SA	3,302	96,307
Grifols SA	2,563	76,820
Iberdrola SA	43,949	338,924
Industria de Diseno Textil SA	7,037	239,639
Mapfre SA	5,102	15,335
Red Electrica Corp. SA (1)	3,987	81,000
Siemens Gamesa Renewable Energy SA (1)	1,605	21,454
Telefonica SA	25,745	218,509
		2,416,086

Sweden - 2.7%
Alfa Laval AB	2,018	47,641
Assa Abloy AB, Class B	6,693	141,969
Atlas Copco AB, Class A	5,520	159,862
Boliden AB	4,242	136,904
Electrolux AB, Series B	1,455	33,019
Epiroc AB, Class A (2)	5,520	57,926
Essity AB, Class B	5,453	134,152
Hennes & Mauritz AB, Class B (1)	6,385	95,041
Hexagon AB, Class B	1,606	89,241
Husqvarna AB, Class B	2,454	23,215
ICA Gruppen AB (1)	534	16,337
Industrivarden AB, Class C	2,025	39,063
Investment AB Latour, Class B	1,139	12,266
Kinnevik AB, Class B	1,797	61,237
Nibe Industrier AB, Class B	3,212	34,352
Nordea Bank AB	17,444	167,333
Sandvik AB	6,368	112,465
Securitas AB, Class B	1,810	29,680
Skandinaviska Enskilda Banken AB, Class A	8,995	85,132

Skanska AB, Class B	2,918	52,818
SKF AB, Class B	2,934	54,315
Svenska Cellulosa AB SCA, Class B	5,908	63,958
Svenska Handelsbanken AB, Class A	8,590	95,138
Swedbank AB, Class A	5,919	126,112
Swedish Orphan Biovitrum AB (2)	2,172	47,302
Tele2 AB, Class B	4,321	50,609
Telefonaktiebolaget LM Ericsson, Class B	17,702	136,380
Trelleborg AB, Class B	2,151	45,738
Volvo AB, Class B	15,007	238,508
		2,387,713

Switzerland - 8.1%
ABB Ltd.	12,230	266,784
Adecco Group AG	1,011	59,663
Baloise Holding AG	278	40,326
Banque Cantonale Vaudoise	15	11,530
Barry Callebaut AG	26	46,590
Chocoladefabriken Lindt & Sprungli AG PC	21	136,114
Chubb Ltd.	2,217	281,603
Cie Financiere Richemont SA	3,383	285,980
Clariant AG	1,321	31,610
Coca-Cola HBC AG	1,583	52,690
Dufry AG	238	30,269
Ferguson plc	1,507	121,928
Flughafen Zuerich AG	125	25,433
Garmin Ltd.	602	36,722
Geberit AG	241	103,187
Georg Fischer AG	22	28,094
Givaudan SA	61	138,154
Helvetia Holding AG	25	14,262
Julius Baer Group Ltd.	1,251	73,273
Kuehne & Nagel International AG	316	47,438
Logitech International SA	791	34,654
Lonza Group AG	452	119,439
Nestle SA	18,392	1,425,395
Novartis AG	13,292	1,006,881
OC Oerlikon Corp. AG	1,450	22,090
Partners Group Holding AG	87	63,601
Roche Holding AG PC	4,353	965,748
Schindler Holding AG PC	575	123,454
SGS SA	31	82,373
Sika AG	1,530	211,399
Sonova Holding AG	284	50,803
Straumann Holding AG	49	37,161
Swatch Group AG (The), Bearer Shares	305	144,381
Swiss Life Holding AG	186	64,496
Swiss Prime Site AG	328	30,137
Swiss Re AG	1,800	157,156
Swisscom AG (1)	141	62,933
TE Connectivity Ltd.	2,239	201,644

Temenos AG	279	41,958
UBS Group AG	18,752	287,475
Vifor Pharma AG	225	35,891
Zurich Insurance Group AG	838	247,822
		7,248,541

Taiwan - 2.4%
ASE Technology Holding Co. Ltd.	16,904	39,698
Asustek Computer, Inc.	5,769	52,646
Catcher Technology Co. Ltd.	5,000	55,826
Cathay Financial Holding Co. Ltd.	56,952	100,315
China Steel Corp.	152,000	118,076
Chunghwa Telecom Co. Ltd.	33,111	119,326
Delta Electronics, Inc.	12,319	44,156
E.Sun Financial Holding Co. Ltd.	29,775	20,731
Far EasTone Telecommunications Co. Ltd.	14,073	36,353
First Financial Holding Co. Ltd.	27,199	18,364
Fubon Financial Holding Co. Ltd.	53,000	88,675
Globalwafers Co. Ltd.	2,000	33,112
Hua Nan Financial Holdings Co. Ltd.	8,832	5,138
MediaTek, Inc.	9,883	97,012
Mega Financial Holding Co. Ltd.	64,668	57,018
Nanya Technology Corp.	6,000	16,287
President Chain Store Corp.	5,828	66,039
Quanta Computer, Inc.	19,398	33,992
Taiwan Cooperative Financial Holding Co. Ltd.	24,664	14,431
Taiwan Mobile Co. Ltd.	19,748	71,544
Taiwan Semiconductor Manufacturing Co. Ltd.	131,240	931,945
Uni-President Enterprises Corp.	42,000	106,463
United Microelectronics Corp.	60,518	33,909
Yageo Corp.	1,000	36,753
		2,197,809

United Kingdom - 14.4%
3i Group plc	7,742	91,659
Admiral Group plc	1,883	47,324
Aon plc	2,018	276,809
Ashtead Group plc	5,750	171,231
ASOS plc (2)	481	38,582
AstraZeneca plc	8,808	609,225
Atlassian Corp. plc, Class A (2)	2,283	142,733
Aviva plc	35,686	236,780
Barratt Developments plc	13,131	89,014
Bellway plc	1,671	66,014
Berkeley Group Holdings plc	1,738	86,575
BT Group plc	79,979	229,439
Bunzl plc	4,555	137,566
Burberry Group plc	4,138	117,604
Coca-Cola European Partners plc	3,081	125,212
Compass Group plc	14,499	309,055
ConvaTec Group plc (4)	15,993	44,649

Croda International plc	1,683	106,327
Direct Line Insurance Group plc	13,610	61,417
DS Smith plc	14,356	98,363
easyJet plc	4,255	93,610
GlaxoSmithKline plc	33,260	670,553
Halma plc	5,490	98,855
Hargreaves Lansdown plc	2,444	63,353
Hiscox Ltd.	2,766	55,511
Informa plc	7,173	78,846
InterContinental Hotels Group plc	1,622	100,832
International Consolidated Airlines Group SA	18,259	159,299
Intertek Group plc	1,533	115,267
Investec plc	9,509	67,236
ITV plc	35,589	81,365
J Sainsbury plc	22,128	93,641
Janus Henderson Group plc	2,602	79,959
John Wood Group plc	10,488	86,610
Johnson Matthey plc	2,453	116,803
Just Eat plc (2)	5,713	58,584
Kingfisher plc	21,356	83,515
Legal & General Group plc	52,502	183,643
Liberty Global plc, Class A (2)	7,745	213,297
Lloyds Banking Group plc	522,870	433,834
London Stock Exchange Group plc	2,726	160,478
Marks & Spencer Group plc	13,931	54,115
Mediclinic International plc	4,256	29,485
Melrose Industries plc	45,380	126,976
Merlin Entertainments plc (4)	8,155	41,580
Micro Focus International plc	4,018	69,718
Mondi plc	5,091	137,345
National Grid plc	31,872	352,220
NEX Group plc	2,911	39,350
Next plc	1,241	98,782
NMC Health plc	999	47,021
Ocado Group plc (2)	5,857	79,154
Pearson plc	8,068	93,957
Persimmon plc	4,131	137,602
Prudential plc	18,425	420,022
Quilter plc (2)(4)	17,197	32,891
RELX NV	12,234	260,081
RELX plc	14,410	307,725
Renishaw plc	391	27,257
Rentokil Initial plc	17,757	81,871
Rightmove plc	1,246	87,098
Royal Mail plc	10,337	68,771
RSA Insurance Group plc	8,663	77,476
Sage Group plc (The)	11,344	93,692
Schroders plc	2,144	88,969
Sky plc	12,125	233,513
Smiths Group plc	4,715	105,321
Spirax-Sarco Engineering plc	1,274	109,250

SSE plc	14,269	254,710
St James's Place plc	5,784	87,270
Standard Chartered plc	27,177	246,860
Standard Life Aberdeen plc	27,569	118,055
STERIS plc	1,143	120,026
Subsea 7 SA	4,250	67,563
Taylor Wimpey plc	44,682	105,182
TechnipFMC plc	7,750	245,985
Tesco plc	103,785	351,166
Unilever plc	16,065	887,438
United Utilities Group plc	9,855	99,075
Vodafone Group plc	176,136	426,653
Weir Group plc (The)	3,043	79,916
Whitbread plc	1,887	98,365
WM Morrison Supermarkets plc	30,551	101,338
WPP plc	12,859	202,034
		12,973,547

United States - 0.2%
Flex Ltd. (2)	3,979	56,144
Sensata Technologies Holding plc (2)	1,984	94,399
		150,543

Total Common Stocks (Cost $86,828,663)		89,087,007

RIGHTS - 0.0%
Italy - 0.0%
Intesa Sanpaolo SpA, Exp. 7/17/18 (2)	94,496	0

Total Rights (Cost $0)		0

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 1.8%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	1,627,983	1,627,983

Total Time Deposit (Cost $1,627,983)		1,627,983

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio	311,728	311,728

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $311,728)		311,728

TOTAL INVESTMENTS (Cost $88,768,374) - 101.3%		91,026,718
Other assets and liabilities, net - (1.3%)		(1,148,065)
NET ASSETS - 100.0%		89,878,653

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $2,803,979 and the total market value of the collateral received by the Fund was $2,944,032, including cash collateral of $311,728 and non-cash U.S. Government and/or agency securities collateral of $2,632,304.

(2) Non-income producing security.
(3) Securities are traded on separate exchanges for the same entity.
(4) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $921,438, which represents 1.0% of the net assets of the Fund as of June 30, 2018.

Abbreviations:
ADR:	American Depositary Receipt
PC:	Participation Certificate

At June 30, 2018, the concentration of the Fund's investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% of total investments*
Financials	23.3%
Industrials	14.5%
Consumer Discretionary	12.1%
Health Care	11.0%
Information Technology	10.8%
Consumer Staples	9.2%
Materials	6.1%
Telecommunication Services	4.9%
Utilities	2.6%
Real Estate	2.6%
Time Deposit	1.8%
Energy	1.1%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3	Total
Common Stocks
Canada	$6,812,950	$—		$—	$6,812,950
Germany	16,061	7,315,630		—	7,331,691
Ireland	17,893	1,345,972		—	1,363,865
Israel	216,404	117,447		—	333,851
Italy	17,296	1,792,206		—	1,809,502
Japan	35,984	16,590,551		—	16,626,535
Netherlands	463,039	2,463,764		—	2,926,803
Sweden	57,926	2,329,787		—	2,387,713
Switzerland	519,969	6,728,572		—	7,248,541
Taiwan	39,698	2,158,111		—	2,197,809
United Kingdom	1,283,933	11,689,614		—	12,973,547
United States	150,543	—		—	150,543
Other Countries(1)	—	26,923,657		—	26,923,657
Total Common Stocks	$9,631,696	$79,455,311	(2)	$—	$89,087,007
Rights	—	0		—	0
Time Deposit	—	1,627,983		—	1,627,983
Short Term Investment of Cash Collateral for Securities Loaned	311,728	—		—	311,728
Total Investments	$9,943,424	$81,083,294		$—	$91,026,718

(1) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(2) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At June 30, 2018, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Responsible Index Series, Inc.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    August 21, 2018

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    August 21, 2018